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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	August 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value

Consumer Discretionary - 17.4%
Auto Components - 1.3%
Autoliv, Inc.	31,169	$3,309,524

Hotels, Restaurants & Leisure - 5.7%
China Lodging Group Ltd. - ADR	45,291	2,021,337
Dave & Buster's Entertainment, Inc. *	58,159	2,701,486
Dunkin' Brands Group, Inc.	51,810	2,536,100
Norwegian Cruise Line Holdings Ltd. *	107,682	3,864,707
Wyndham Worldwide Corporation	46,530	3,293,859
		14,417,489
Media - 0.9%
IMAX Corporation *	73,626	2,244,857

Multi-line Retail - 1.5%
Burlington Stores, Inc. *	47,269	3,839,188

Specialty Retail - 5.8%
Foot Locker, Inc.	91,138	5,982,298
Michaels Companies, Inc. (The) *	109,459	2,622,638
Signet Jewelers Ltd.	28,517	2,337,824
Williams-Sonoma, Inc.	73,511	3,869,619
		14,812,379
Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc.	34,195	3,258,442
Skechers U.S.A., Inc. - Class A *	95,970	2,333,031
		5,591,473
Consumer Staples - 1.8%
Beverages - 1.0%
Boston Beer Company, Inc. (The) - Class A *	13,427	2,452,442

Food Products - 0.8%
Hain Celestial Group, Inc. (The) *	57,730	2,121,577

Energy - 3.0%
Energy Equipment & Services - 0.6%
Core Laboratories N.V.	15,077	1,685,307

Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc. *	63,712	2,733,245
Diamondback Energy, Inc. *	34,929	3,326,987
		6,060,232
Financials - 7.4%
Banks - 3.1%
Bank of the Ozarks, Inc.	55,382	2,169,867
First Republic Bank/CA	73,588	5,663,332
		7,833,199

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value

Financials - 7.4% (Continued)
Capital Markets - 1.4%
Affiliated Managers Group, Inc. *	13,694	$1,945,233
Interactive Brokers Group, Inc. - Class A	46,520	1,669,138
		3,614,371
Diversified Financial Services - 1.1%
MarketAxess Holdings, Inc.	16,605	2,798,607

Real Estate Management & Development - 1.8%
CBRE Group, Inc. - Class A *	153,259	4,580,912

Health Care - 23.8%
Biotechnology - 6.7%
Ionis Pharmaceuticals, Inc. *	72,301	2,143,725
Medivation, Inc. *	88,499	7,129,479
Momenta Pharmaceuticals, Inc. *	138,829	1,668,725
Ophthotech Corporation *	43,314	2,287,412
Radius Health, Inc. *	38,599	2,116,769
United Therapeutics Corporation *	14,030	1,715,588
		17,061,698
Health Care Equipment & Supplies - 5.6%
Align Technology, Inc. *	58,161	5,403,157
DexCom, Inc. *	51,641	4,703,979
IDEXX Laboratories, Inc. *	36,218	4,081,044
		14,188,180
Health Care Providers & Services - 3.0%
Centene Corporation *	64,143	4,380,325
Universal Health Services, Inc. - Class B	27,074	3,263,229
		7,643,554
Health Care Technology - 2.1%
Medidata Solutions, Inc. *	60,511	3,273,645
Veeva Systems, Inc. - Class A *	47,655	1,950,043
		5,223,688
Life Sciences Tools & Services - 1.5%
ICON plc *	49,615	3,809,936

Pharmaceuticals - 4.9%
Akorn, Inc. *	127,887	3,442,718
Horizon Phamaceutical plc *	88,289	1,659,833
Jazz Pharmaceuticals plc *	25,242	3,125,717
Prestige Brands Holdings, Inc. *	41,408	1,992,967
Supernus Pharmaceuticals, Inc. *	103,691	2,216,914
		12,438,149

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value

Industrials - 11.6%
Aerospace & Defense - 0.7%
B/E Aerospace, Inc.	37,379	$1,889,508

Airlines - 1.3%
Hawaiian Holdings, Inc. *	68,005	3,194,875

Machinery - 6.7%
Middleby Corporation (The) *	34,239	4,387,728
Nordson Corporation	41,500	4,097,295
Proto Labs, Inc. *	38,369	2,099,552
Wabtec Corporation	44,902	3,439,942
Xylem, Inc.	56,362	2,866,571
		16,891,088
Road & Rail - 1.4%
Old Dominion Freight Line, Inc. *	51,139	3,637,517

Trading Companies & Distributors - 1.5%
HD Supply Holdings, Inc. *	106,504	3,845,859

Information Technology - 28.5%
Communications Equipment - 2.8%
Arista Networks, Inc. *	32,611	2,598,444
F5 Networks, Inc. *	37,475	4,599,307
		7,197,751
Electronic Equipment, Instruments & Components - 1.2%
Dolby Laboratories, Inc. - Class A	61,500	3,009,810

Internet Software & Services - 3.9%
IAC/InterActiveCorp	50,530	2,966,616
MercadoLibre, Inc.	39,982	6,876,904
		9,843,520
IT Services - 9.3%
Broadridge Financial Solutions, Inc.	59,547	4,126,607
Gartner, Inc. *	31,584	2,874,144
Genpact Ltd. *	86,236	2,040,344
Global Payments, Inc.	44,529	3,381,978
Sabre Corporation	162,071	4,562,299
Teradata Corporation *	81,221	2,577,142
Total System Services, Inc.	81,937	4,035,397
		23,597,911
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. *	51,619	2,268,655
Entegris, Inc. *	187,405	3,193,381
Power Integrations, Inc.	45,552	2,660,237
		8,122,273

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value

Information Technology - 28.5% (Continued)
Software - 8.1%
ACI Worldwide, Inc. *	119,664	$2,285,582
BroadSoft, Inc. *	73,645	3,366,313
Fortinet, Inc. *	111,447	4,027,695
Guidewire Software, Inc. *	24,003	1,476,905
Manhattan Associates, Inc. *	40,077	2,425,460
Splunk, Inc.*	65,035	3,787,638
Tableau Software, Inc. - Class A *	55,050	3,194,551
		20,564,144
Materials - 2.0%
Containers & Packaging - 1.2%
Silgan Holdings, Inc.	61,437	2,956,348

Paper & Forest Products - 0.8%
KapStone Paper and Packaging Corporation	115,530	2,022,930

Total Common Stocks (Cost $221,750,949)		$242,500,296

MONEY MARKET FUNDS - 4.0%	Shares	Value

Invesco Short-Term Investments Trust - Treasury Portfolio -
Institutional Shares, 0.22% (a) (Cost $10,197,700)	10,197,700	$10,197,700

Total Investments at Value — 99.5% (Cost $231,948,649)		$252,697,996

Other Assets in Excess of Liabilities — 0.5%		1,372,535

Net Assets — 100.0%		$254,070,531

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2016

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

1.	Securities Valuation

APEXcm Small/Mid-Cap Growth Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$242,500,296	$-	$-	$242,500,296
Money Market Funds	10,197,700	-	-	10,197,700
Total	$252,697,996	$-	$-	$252,697,996

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of August 31, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2016:

Tax cost of portfolio investments	$232,114,025

Gross unrealized appreciation	$39,078,826
Gross unrealized depreciation	(18,494,855)

Net unrealized appreciation	$20,583,971

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As August 31, 2016, the Fund had 28.5% of the value of its net assets invested in stocks within the Information Technology sector.

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Consumer Discretionary - 19.9%
Auto Components - 1.5%
Gentex Corporation (a)	22,221	$395,312
Motorcar Parts of America, Inc. (b)	342	9,723
Visteon Corporation	1,637	115,736
		520,771
Automobiles - 0.8%
Thor Industries, Inc.	3,382	274,449

Diversified Consumer Services - 0.5%
H&R Block, Inc.	8,395	181,836

Hotels, Restaurants & Leisure - 1.1%
Bojangles', Inc. (b)	2,637	42,588
DineEquity, Inc.	412	32,132
Interval Leisure Group, Inc.	17,191	299,123
		373,843
Household Durables - 0.4%
GoPro, Inc. - Class A (b)	5,897	86,391
Tupperware Brands Corporation	882	57,797
		144,188
Internet & Catalog Retail - 0.0% (c)
Lands' End, Inc. (b)	460	8,096

Leisure Products - 1.6%
Nautilus, Inc. (b)	10,065	234,414
Polaris Industries, Inc.	1,318	114,191
Smith & Wesson Holding Corporation (b)	5,464	153,812
Sturm, Ruger & Company, Inc.	685	41,984
		544,401
Media - 7.4%
AMC Networks, Inc. - Class A (b)	3,474	188,777
Discovery Communications, Inc. - Series A (b)	2,399	61,198
Entercom Communications Corporation - Class A	3,136	42,994
Interpublic Group of Companies, Inc. (The)	9,782	226,355
Meredith Corporation	603	31,983
MSG Networks, Inc. - Class A (b)	5,541	96,857
National CineMedia, Inc.	7,788	116,431
Omnicom Group, Inc. (a)	8,829	760,442
Scripps Networks Interactive, Inc. - Class A	4,183	265,077
TEGNA, Inc.	12,133	245,815
Time Warner, Inc.	544	42,655
Time, Inc.	3,197	45,078

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 19.9% (Continued)
Media - 7.4% (Continued)
Twenty-First Century Fox, Inc. - Class A	1,357	$33,301
Viacom, Inc. - Class B (a)	11,022	444,627
		2,601,590
Specialty Retail - 5.5%
Best Buy Company, Inc.	2,839	109,245
Buckle, Inc. (The)	13,999	360,754
Cato Corporation (The) - Class A	8,351	286,272
Express, Inc. (b)	2,504	29,622
Francesca's Holdings Corporation (b)	12,868	175,648
GameStop Corporation - Class A	12,240	347,494
Gap, Inc. (The)	2,561	63,692
GNC Holdings, Inc. - Class A	6,679	140,460
Hibbett Sports, Inc. (b)	6,043	231,870
L Brands, Inc.	1,328	101,207
Michaels Companies, Inc. (The) (b)	445	10,662
Select Comfort Corporation (b)	3,124	82,005
		1,938,931
Textiles, Apparel & Luxury Goods - 1.1%
Fossil Group, Inc. (b)	578	16,507
Steven Madden Ltd. (b)	10,009	351,216
		367,723
Consumer Staples - 20.3%
Beverages - 2.5%
Boston Beer Company, Inc. (The) - Class A (b)	1,753	320,186
Brown-Forman Corporation - Class B	1,932	93,799
Dr Pepper Snapple Group, Inc.	2,836	265,733
MGP Ingredients, Inc.	1,027	41,018
National Beverage Corporation (b)	2,962	147,300
		868,036
Food & Staples Retailing - 0.8%
Smart & Final Stores, Inc. (b)	973	12,435
Sprouts Farmers Market, Inc. (b)	7,284	164,108
United Natural Foods, Inc. (b)	813	37,073
Whole Foods Market, Inc.	1,941	58,968
		272,584
Food Products - 6.1%
Amplify Snack Brands, Inc. (b)	17,286	292,652
B&G Foods, Inc.	3,062	145,384
Cal-Maine Foods, Inc.	2,626	120,638
Flowers Foods, Inc.	2,281	34,010
J & J Snack Foods Corporation	280	34,160
John B. Sanfilippo & Son, Inc.	1,759	90,448

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Staples - 20.3% (Continued)
Food Products - 6.1% (Continued)
Lancaster Colony Corporation (a)	3,133	$421,482
Mead Johnson Nutrition Company	1,033	87,877
Mondelēz International, Inc. - Class A	5,530	248,961
Omega Protein Corporation (b)	1,483	37,386
Pilgrim's Pride Corporation	13,507	311,742
Sanderson Farms, Inc.	3,095	297,832
Seaboard Corporation (b)	7	22,645
		2,145,217
Household Products - 2.5%
Central Garden & Pet Company (b)	7,821	200,843
Church & Dwight Company, Inc.	622	61,839
Clorox Company (The)	517	67,748
Energizer Holdings, Inc.	700	34,594
Spectrum Brands Holdings, Inc.	266	35,697
WD-40 Company (a)	3,880	459,198
		859,919
Personal Products - 5.3%
Herbalife Ltd. (a) (b)	6,718	408,119
Inter Parfums, Inc. (a)	11,330	387,146
Natural Health Trends Corporation	3,073	98,766
Nu Skin Enterprises, Inc. - Class A (a)	6,515	377,088
Revlon, Inc. - Class A (b)	2,369	85,734
USANA Health Sciences, Inc. (a) (b)	3,686	504,024
		1,860,877
Tobacco - 3.1%
Altria Group, Inc.	3,114	205,804
Philip Morris International, Inc.	1,486	148,496
Reynolds American, Inc.	5,763	285,672
Universal Corporation	1,647	99,100
Vector Group Ltd.	15,848	353,569
		1,092,641
Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Alon USA Partners, L.P.	29,659	346,714
Delek Logistics Partners, L.P.	11,078	289,025
EQT Midstream Partners, L.P.	3,534	277,808
Green Plains Partners, L.P.	12,451	229,347
HollyFrontier Corporation	3,009	77,873
PBF Logistics, L.P.	14,798	300,251
Shell Midstream Partners, L.P.	7,261	221,242
Tesoro Corporation	2,185	164,793
Tesoro Logistics, L.P.	758	36,354

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Energy - 6.5% (Continued)
Oil, Gas & Consumable Fuels - 6.5% (Continued)
Valero Energy Partners, L.P.	4,893	$204,968
Western Refining, Inc.	4,375	110,075
		2,258,450
Health Care - 18.7%
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (b)	445	41,340
Anika Therapeutics, Inc. (a) (b)	8,711	411,508
Atrion Corporation	24	10,846
C.R. Bard, Inc.	510	112,628
Globus Medical, Inc. - Class A (b)	14,584	338,786
Meridian Bioscience, Inc.	14,206	276,307
Varian Medical Systems, Inc. (b)	682	65,561
		1,256,976
Health Care Providers & Services - 11.5%
Aceto Corporation	2,789	56,310
American Renal Associates Holdings (b)	4,037	85,706
AmerisourceBergen Corporation	1,464	127,324
AmSurg Corporation (b)	4,794	311,226
Cardinal Health, Inc. (a)	4,784	381,141
Chemed Corporation	2,588	349,199
CorVel Corporation (b)	278	10,686
Ensign Group, Inc. (The)	450	8,455
Express Scripts Holding Company (b)	2,632	191,346
HCA Holdings, Inc. (b)	286	21,607
HealthSouth Corporation	8,153	331,909
LHC Group, Inc. (b)	5,489	195,189
McKesson Corporation	1,446	266,961
MEDNAX, Inc. (b)	5,136	337,795
Premier, Inc. - Class A (b)	10,711	339,003
Quest Diagnostics, Inc. (a)	5,027	416,336
Surgical Care Affiliates, Inc. (b)	6,216	256,410
U.S. Physical Therapy, Inc.	4,658	293,687
Universal Health Services, Inc. - Class B	286	34,472
		4,014,762
Health Care Technology - 0.2%
Computer Programs & Systems, Inc.	1,376	35,528
Inovalon Holdings, Inc. - Class A (b)	1,721	27,020
		62,548
Pharmaceuticals - 3.4%
Akorn, Inc. (b)	3,279	88,271
ANI Pharmaceuticals, Inc. (b)	2,625	156,818
Depomed, Inc. (b)	5,384	109,241

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 18.7% (Continued)
Pharmaceuticals - 3.4% (Continued)
Johnson & Johnson	2,533	$302,288
Lannett Company, Inc. (b)	2,627	88,950
Prestige Brands Holdings, Inc. (b)	5,815	279,876
SciClone Pharmaceuticals, Inc. (b)	3,456	34,802
Sucampo Pharmaceuticals, Inc. - Class A (b)	13,113	143,719
Supernus Pharmaceuticals, Inc. (b)	585	12,507
		1,216,472
Industrials - 8.5%
Aerospace & Defense - 0.6%
General Dynamics Corporation	659	100,313
Honeywell International, Inc.	61	7,119
Northrop Grumman Corporation	36	7,635
Raytheon Company	519	72,727
United Technologies Corporation	63	6,705
		194,499
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	773	53,662
Expeditors International of Washington, Inc.	4,222	213,844
		267,506
Building Products - 0.1%
American Woodmark Corporation (b)	487	42,369

Commercial Services & Supplies - 0.9%
Deluxe Corporation	4,763	324,694

Electrical Equipment - 1.5%
Emerson Electric Company	4,536	238,956
Hubbell, Inc.	62	6,715
Rockwell Automation, Inc.	2,142	248,322
Thermon Group Holdings, Inc. (b)	2,279	42,914
		536,907
Machinery - 2.4%
Douglas Dynamics, Inc.	332	10,651
Federal Signal Corporation	11,339	148,654
Greenbrier Companies, Inc. (The)	10,158	344,255
ITT, Inc.	853	30,862
PACCAR, Inc.	450	26,928
Sun Hydraulics Corporation	238	7,335
Wabash National Corporation (b)	18,391	256,554
		825,239
Professional Services - 1.8%
Insperity, Inc.	155	10,160

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 8.5% (Continued)
Professional Services - 1.8% (Continued)
Korn/Ferry International	201	$4,792
Resources Connection, Inc.	395	5,960
Robert Half International, Inc.	5,614	215,185
RPX Corporation (a) (b)	36,713	384,385
		620,482
Road & Rail - 0.4%
Landstar System, Inc.	2,186	151,337
Universal Logistics Holdings, Inc.	443	5,989
		157,326
Trading Companies & Distributors - 0.0% (c)
Grainger (W.W.), Inc.	30	6,920

Information Technology - 13.4%
Communications Equipment - 3.0%
Brocade Communications Systems, Inc.	37,198	334,038
Cisco Systems, Inc.	2,279	71,652
InterDigital, Inc. (a)	6,987	498,942
Juniper Networks, Inc.	1,487	34,320
Ubiquiti Networks, Inc. (b)	1,781	91,543
		1,030,495
Electronic Equipment, Instruments & Components - 1.3%
Fitbit, Inc. - Class A (b)	8,796	136,162
IPG Photonics Corporation (b)	750	65,235
Methode Electronics, Inc.	6,932	254,058
		455,455
Internet Software & Services - 1.0%
eBay, Inc. (b)	7,420	238,627
NIC, Inc.	4,050	93,069
VeriSign, Inc. (b)	459	34,173
		365,869
IT Services - 3.6%
Computer Services, Inc.	677	25,232
CSG Systems International, Inc.	765	33,446
NeuStar, Inc. - Class A (b)	15,067	382,852
Science Applications International Corporation	1,388	88,568
Syntel, Inc. (b)	7,623	351,954
Western Union Company (The)	16,972	365,237
		1,247,289
Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM, Inc.	1,920	121,094

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 13.4% (Continued)
Software - 2.9%
ACI Worldwide, Inc. (b)	2,833	$54,110
Aspen Technology, Inc. (b)	1,358	61,735
CA, Inc.	8,294	281,249
ePlus, Inc. (b)	2,795	252,975
MicroStrategy, Inc. - Class A (b)	652	108,747
Oracle Corporation	830	34,213
Silver Spring Networks, Inc. (b)	11,667	159,255
VASCO Data Security International, Inc. (b)	4,212	76,785
		1,029,069
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	2,230	236,603
CPI Card Group, Inc.	3,301	18,221
HP, Inc.	13,199	189,670
		444,494
Materials - 11.7%
Chemicals - 11.4%
Chase Corporation	987	63,533
Chemtura Corporation (b)	5,142	154,209
Ciner Resources, L.P.	2,861	82,940
Dow Chemical Company (The)	1,165	62,491
FutureFuel Corporation	1,813	21,194
Innospec, Inc.	5,982	354,613
LyondellBasell Industries N.V. - Class A (a)	10,828	854,221
NewMarket Corporation (a)	903	391,857
PolyOne Corporation	930	32,057
PPG Industries, Inc.	327	34,623
Scotts Miracle-Gro Company (The) - Class A	421	34,859
Sherwin-Williams Company (The)	326	92,489
Terra Nitrogen Company, L.P.	3,024	355,138
Trinseo S.A.	5,758	333,158
W.R. Grace & Company	1,998	156,104
Westlake Chemical Corporation (a)	11,782	610,543
Westlake Chemical Partners, L.P.	14,696	341,976
		3,976,005
Containers & Packaging - 0.3%
Avery Dennison Corporation	1,439	111,436

Total Common Stocks (Cost $30,303,242)		$34,621,458

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (d) (Cost $313,629)	313,629	$313,629

Total Investments at Value - 99.9% (Cost $30,616,871)		$34,935,087

Other Assets in Excess of Liabilities - 0.1%		41,099

Net Assets - 100.0%		$34,976,186

(a)	All or a portion of the shares have been pledged as collateral for trading purposes.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of August 31, 2016.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCKS - 129.4%	Shares	Value
Consumer Discretionary - 26.2%
Auto Components - 2.0%
Gentex Corporation (a)	32,275	$574,172
Motorcar Parts of America, Inc. (b)	497	14,130
Visteon Corporation (a)	2,241	158,439
		746,741
Automobiles - 1.0%
Thor Industries, Inc. (a)	4,908	398,284

Diversified Consumer Services - 0.7%
H&R Block, Inc. (a)	12,193	264,100

Hotels, Restaurants & Leisure - 1.4%
Bojangles', Inc. (b)	3,826	61,790
DineEquity, Inc.	598	46,638
Interval Leisure Group, Inc. (a)	24,732	430,337
		538,765
Household Durables - 0.6%
GoPro, Inc. - Class A (a) (b)	8,564	125,463
Tupperware Brands Corporation (a)	1,282	84,009
		209,472
Internet & Catalog Retail - 0.0% (c)
Lands' End, Inc. (a) (b)	673	11,845

Leisure Products - 2.0%
Nautilus, Inc. (a) (b)	14,633	340,803
Polaris Industries, Inc. (a)	1,913	165,742
Smith & Wesson Holding Corporation (a) (b)	7,929	223,201
Sturm, Ruger & Company, Inc.	620	38,000
		767,746
Media - 9.8%
AMC Networks, Inc. - Class A (a) (b)	5,044	274,091
Discovery Communications, Inc. - Series A (a) (b)	3,485	88,902
Entercom Communications Corporation - Class A	4,548	62,353
Interpublic Group of Companies, Inc. (The) (a)	14,227	329,213
Meredith Corporation	795	42,167
MSG Networks, Inc. - Class A (a) (b)	8,050	140,714
National CineMedia, Inc. (a)	11,328	169,354
Omnicom Group, Inc. (a)	12,793	1,101,861
Scripps Networks Interactive, Inc. - Class A (a)	6,072	384,783
TEGNA, Inc. (a)	17,617	356,920
Time Warner, Inc.	788	61,787
Time, Inc. (a)	2,089	29,455

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 129.4% (Continued)	Shares	Value
Consumer Discretionary - 26.2% (Continued)
Media - 9.8% (Continued)
Twenty-First Century Fox, Inc. - Class A	1,969	$48,319
Viacom, Inc. - Class B (a)	16,016	646,085
		3,736,004
Specialty Retail - 7.3%
Best Buy Company, Inc.	4,124	158,692
Buckle, Inc. (The) (a)	20,332	523,956
Cato Corporation (The) - Class A (a)	12,135	415,988
Express, Inc. (b)	3,635	43,002
Francesca's Holdings Corporation (a) (b)	18,697	255,214
GameStop Corporation - Class A (a)	17,778	504,717
Gap, Inc. (The) (a)	3,723	92,591
GNC Holdings, Inc. - Class A (a)	9,698	203,949
Hibbett Sports, Inc. (a) (b)	8,776	336,735
L Brands, Inc. (a)	1,926	146,780
Michaels Companies, Inc. (The) (a) (b)	642	15,382
Select Comfort Corporation (a) (b)	3,903	102,454
		2,799,460
Textiles, Apparel & Luxury Goods - 1.4%
Fossil Group, Inc. (a) (b)	839	23,962
Steven Madden Ltd. (a) (b)	14,532	509,928
		533,890
Consumer Staples - 25.3%
Beverages - 3.1%
Boston Beer Company, Inc. (The) - Class A (a) (b)	2,554	466,488
Brown-Forman Corporation - Class B (a)	2,587	125,599
Dr Pepper Snapple Group, Inc. (a)	4,109	385,013
National Beverage Corporation (a) (b)	4,028	200,313
		1,177,413
Food & Staples Retailing - 0.8%
Smart & Final Stores, Inc. (a) (b)	881	11,259
Sprouts Farmers Market, Inc. (a) (b)	9,125	205,587
Whole Foods Market, Inc. (a)	2,819	85,641
		302,487
Food Products - 7.5%
Amplify Snack Brands, Inc. (a) (b)	25,074	424,503
B&G Foods, Inc. (a)	2,358	111,958
Cal-Maine Foods, Inc. (a)	3,813	175,169
J & J Snack Foods Corporation	406	49,532
John B. Sanfilippo & Son, Inc. (a)	1,930	99,241
Kellogg Company (a)	69	5,672
Lancaster Colony Corporation (a)	4,554	612,650
Mead Johnson Nutrition Company (a)	1,504	127,945

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 129.4% (Continued)	Shares	Value
Consumer Staples - 25.3% (Continued)
Food Products - 7.5% (Continued)
Mondelēz International, Inc. - Class A (a)	7,754	$349,085
Omega Protein Corporation (b)	1,374	34,639
Pilgrim's Pride Corporation (a)	19,335	446,252
Sanderson Farms, Inc. (a)	4,498	432,842
		2,869,488
Household Products - 2.8%
Central Garden & Pet Company (a) (b)	6,554	168,307
Church & Dwight Company, Inc. (a)	904	89,875
Clorox Company (The) (a)	750	98,280
Energizer Holdings, Inc.	1,016	50,211
WD-40 Company (a)	5,638	667,257
		1,073,930
Personal Products - 7.1%
Herbalife Ltd. (a) (b)	9,732	591,219
Inter Parfums, Inc. (a)	16,427	561,310
Natural Health Trends Corporation (a)	4,464	143,473
Nu Skin Enterprises, Inc. - Class A (a)	9,459	547,487
Revlon, Inc. - Class A (a) (b)	3,442	124,566
USANA Health Sciences, Inc. (a) (b)	5,351	731,696
		2,699,751
Tobacco - 4.0%
Altria Group, Inc. (a)	4,523	298,925
Philip Morris International, Inc. (a)	2,158	215,649
Reynolds American, Inc. (a)	8,362	414,504
Universal Corporation (a)	1,745	104,997
Vector Group Ltd. (a)	23,015	513,465
		1,547,540
Energy - 8.6%
Oil, Gas & Consumable Fuels - 8.6%
Alon USA Energy, Inc. (a)	492	4,025
Alon USA Partners, L.P. (a)	43,062	503,395
Delek Logistics Partners, L.P. (a)	16,080	419,527
EQT Midstream Partners, L.P. (a)	5,130	403,269
Green Plains Partners, L.P.	18,089	333,199
HollyFrontier Corporation	4,380	113,354
Marathon Oil Corporation (a)	209	3,139
PBF Logistics, L.P. (a)	21,482	435,870
Phillips 66 (a)	57	4,472
Shell Midstream Partners, L.P. (a)	10,553	321,550
Tesoro Corporation (a)	3,174	239,383
Tesoro Logistics, L.P.	1,099	52,708
Valero Energy Partners, L.P.	7,111	297,880

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 129.4% (Continued)	Shares	Value
Energy - 8.6% (Continued)
Oil, Gas & Consumable Fuels - 8.6% (Continued)
Western Refining, Inc. (a)	6,368	$160,219
		3,291,990
Financials - 0.0%
Insurance - 0.0%
Gerova Financial Group Ltd. (a) (b) (d)	2	0

Health Care - 24.9%
Health Care Equipment & Supplies - 4.8%
Align Technology, Inc. (a) (b)	713	66,238
Anika Therapeutics, Inc. (a) (b)	12,655	597,822
Atrion Corporation (a)	38	17,172
C.R. Bard, Inc. (a)	741	163,642
Globus Medical, Inc. - Class A (a) (b)	21,173	491,849
Meridian Bioscience, Inc. (a)	20,635	401,351
Varian Medical Systems, Inc. (a) (b)	990	95,169
		1,833,243
Health Care Providers & Services - 15.2%
Aceto Corporation	4,053	81,830
American Renal Associates Holdings (a) (b)	5,856	124,323
AmerisourceBergen Corporation (a)	1,960	170,461
AmSurg Corporation (a) (b)	6,966	452,233
Cardinal Health, Inc. (a)	6,937	552,671
Chemed Corporation (a)	3,756	506,797
CorVel Corporation (a) (b)	400	15,376
Ensign Group, Inc. (The) (a)	655	12,308
Express Scripts Holding Company (a) (b)	3,823	277,932
HCA Holdings, Inc. (a) (b)	414	31,278
HealthSouth Corporation (a)	11,843	482,129
Laboratory Corporation of America Holdings (a) (b)	23	3,149
LHC Group, Inc. (a) (b)	7,974	283,555
McKesson Corporation (a)	2,099	387,517
MEDNAX, Inc. (a) (b)	7,456	490,381
Premier, Inc. - Class A (a) (b)	15,554	492,284
Quest Diagnostics, Inc. (a)	7,304	604,917
Surgical Care Affiliates, Inc. (a) (b)	9,030	372,488
U.S. Physical Therapy, Inc. (a)	6,766	426,596
Universal Health Services, Inc. - Class B	415	50,020
		5,818,245
Health Care Technology - 0.3%
Computer Programs & Systems, Inc. (a)	2,000	51,640
Inovalon Holdings, Inc. - Class A (b)	2,497	39,203
		90,843

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 129.4% (Continued)	Shares	Value
Health Care - 24.9% (Continued)
Pharmaceuticals - 4.6%
Akorn, Inc. (a) (b)	4,756	$128,032
ANI Pharmaceuticals, Inc. (a) (b)	3,815	227,908
Depomed, Inc. (a) (b)	7,815	158,566
Johnson & Johnson (a)	3,674	438,455
Lannett Company, Inc. (a) (b)	3,813	129,108
Prestige Brands Holdings, Inc. (a) (b)	8,445	406,458
SciClone Pharmaceuticals, Inc. (b)	5,015	50,501
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	19,033	208,602
Supernus Pharmaceuticals, Inc. (a) (b)	853	18,237
		1,765,867
Industrials - 11.3%
Aerospace & Defense - 0.7%
BWX Technologies, Inc. (a)	41	1,591
General Dynamics Corporation (a)	956	145,522
Honeywell International, Inc. (a)	87	10,154
Northrop Grumman Corporation (a)	53	11,240
Raytheon Company (a)	753	105,518
United Technologies Corporation (a)	87	9,259
		283,284
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (a)	1,125	78,098
Expeditors International of Washington, Inc. (a)	6,136	310,788
		388,886
Building Products - 0.2%
American Woodmark Corporation (b)	708	61,596

Commercial Services & Supplies - 1.2%
Deluxe Corporation (a)	6,915	471,396

Electrical Equipment - 2.0%
Emerson Electric Company (a)	6,588	347,056
Hubbell, Inc. (a)	87	9,423
Rockwell Automation, Inc. (a)	3,094	358,688
Thermon Group Holdings, Inc. (a) (b)	3,311	62,346
		777,513
Machinery - 3.2%
Douglas Dynamics, Inc. (a)	486	15,591
Federal Signal Corporation (a)	16,474	215,974
Greenbrier Companies, Inc. (The) (a)	14,746	499,742
ITT, Inc. (a)	1,235	44,682
Joy Global, Inc. (a)	86	2,346
PACCAR, Inc. (a)	650	38,896

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 129.4% (Continued)	Shares	Value
Industrials - 11.3% (Continued)
Machinery - 3.2% (Continued)
Sun Hydraulics Corporation (a)	342	$10,540
Wabash National Corporation (a) (b)	26,710	372,605
		1,200,376
Professional Services - 2.4%
Insperity, Inc. (a)	253	16,584
Korn/Ferry International (a)	56	1,335
Resources Connection, Inc. (a)	576	8,692
Robert Half International, Inc. (a)	8,152	312,466
RPX Corporation (a) (b)	53,332	558,386
		897,463
Road & Rail - 0.6%
Landstar System, Inc. (a)	3,178	220,013
Universal Logistics Holdings, Inc. (a)	637	8,612
		228,625
Trading Companies & Distributors - 0.0% (c)
Grainger (W.W.), Inc. (a)	47	10,841

Information Technology - 17.8%
Communications Equipment - 3.9%
Brocade Communications Systems, Inc. (a)	54,025	485,145
Cisco Systems, Inc. (a)	3,301	103,783
InterDigital, Inc. (a)	10,151	724,883
Juniper Networks, Inc.	1,203	27,765
Ubiquiti Networks, Inc. (a) (b)	2,585	132,869
		1,474,445
Electronic Equipment, Instruments & Components - 1.7%
Fitbit, Inc. - Class A (b)	12,770	197,679
IPG Photonics Corporation (a) (b)	1,090	94,808
Methode Electronics, Inc. (a)	10,078	369,359
		661,846
Internet Software & Services - 1.4%
eBay, Inc. (a) (b)	10,766	346,235
NIC, Inc. (a)	5,881	135,145
VeriSign, Inc. (b)	666	49,584
		530,964
IT Services - 4.7%
Computer Services, Inc.	984	36,674
CSG Systems International, Inc.	1,111	48,573
NeuStar, Inc. - Class A (a) (b)	21,886	556,123
Science Applications International Corporation (a)	2,018	128,769
Syntel, Inc. (a) (b)	11,076	511,379

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 129.4% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
IT Services - 4.7% (Continued)
Western Union Company (The) (a)	24,635	$530,145
		1,811,663
Semiconductors & Semiconductor Equipment - 0.5%
QUALCOMM, Inc. (a)	2,785	175,650

Software - 3.9%
ACI Worldwide, Inc. (a) (b)	4,114	78,577
Aspen Technology, Inc. (a) (b)	1,971	89,602
CA, Inc. (a)	12,037	408,175
ePlus, Inc. (a) (b)	4,061	367,561
MicroStrategy, Inc. - Class A (a) (b)	946	157,783
Oracle Corporation	1,203	49,588
Silver Spring Networks, Inc. (a) (b)	16,630	226,999
VASCO Data Security International, Inc. (b)	6,113	111,440
		1,489,725
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc. (a)	3,236	343,340
CPI Card Group, Inc.	4,793	26,457
HP, Inc. (a)	19,147	275,142
		644,939
Materials - 15.3%
Chemicals - 14.9%
Chase Corporation	1,432	92,178
Chemtura Corporation (a) (b)	6,435	192,986
Ciner Resources, L.P. (a)	4,154	120,424
Dow Chemical Company (The) (a)	1,693	90,813
Ferro Corporation (a) (b)	179	2,388
FutureFuel Corporation (a)	2,628	30,721
Innospec, Inc. (a)	8,691	515,202
Koppers Holdings, Inc. (a) (b)	196	6,397
LyondellBasell Industries N.V. - Class A (a)	15,701	1,238,652
NewMarket Corporation (a)	1,312	569,342
PolyOne Corporation (a)	959	33,057
PPG Industries, Inc.	325	34,411
Scotts Miracle-Gro Company (The) - Class A	297	24,592
Sherwin-Williams Company (The) (a)	472	133,911
Terra Nitrogen Company, L.P. (a)	4,396	516,266
Trinseo S.A. (a)	8,367	484,115
W.R. Grace & Company (a)	2,799	218,686
Westlake Chemical Corporation (a)	17,144	888,402
Westlake Chemical Partners, L.P. (a)	21,343	496,652
		5,689,195

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 129.4% (Continued)	Shares	Value
Materials - 15.3% (Continued)
Containers & Packaging - 0.4%
Avery Dennison Corporation (a)	2,087	$161,617

Metals & Mining - 0.0% (c)
Reliance Steel & Aluminum Company (a)	7	505

Total Common Stocks (Cost $44,965,410)		$49,437,633

MONEY MARKET FUNDS - 14.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (e) (Cost $5,634,956)	5,634,956	$5,634,956

Total Investments at Value - 144.2% (Cost $50,600,366)		$55,072,589

Liabilities in Excess of Other Assets (f) - (44.2%)		(16,871,812)

Net Assets - 100.0%		$38,200,777

(a)	All or a portion of the shares have been pledged as collateral for open short positions and trading purposes.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.  The total value of such securities is $0 at August 31, 2016, representing 0.0% of net assets (Note 1).

(e)	The rate shown is the 7-day effective yield as of August 31, 2016.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2016 (Unaudited)
COMMON STOCKS - 89.3%	Shares	Value
Consumer Discretionary - 18.1%
Auto Components - 0.4%
BorgWarner, Inc.	98	$3,370
Cooper-Standard Holdings, Inc.	197	19,513
Fox Factory Holding Corporation	2,010	41,728
Modine Manufacturing Company	2,412	25,832
Stoneridge, Inc.	505	8,752
Superior Industries International, Inc.	1,662	48,381
Tower International, Inc.	455	11,056
		158,632
Distributors - 0.3%
Core-Mark Holding Company, Inc.	1,334	50,892
LKQ Corporation	1,523	54,965
		105,857
Diversified Consumer Services - 0.5%
2U, Inc.	244	8,623
LifeLock, Inc.	3,090	51,418
Matthews International Corporation - Class A	390	23,989
Regis Corporation	3,372	42,386
Service Corporation International	994	26,281
Sotheby's	750	29,737
		182,434
Hotels, Restaurants & Leisure - 6.0%
Aramark	1,663	63,078
Biglari Holdings, Inc.	130	57,277
BJ's Restaurants, Inc.	1,025	40,713
Bloomin' Brands, Inc.	3,385	66,143
Bob Evans Farms, Inc.	1,004	41,164
Buffalo Wild Wings, Inc.	471	76,396
Carnival Corporation	1,024	48,947
Carrols Restaurant Group, Inc.	1,390	18,709
Cedar Fair, L.P.	1,399	81,422
Cheesecake Factory, Inc. (The)	1,155	59,379
Chipotle Mexican Grill, Inc.	77	31,857
Churchill Downs, Inc.	444	66,325
Chuy's Holdings, Inc.	1,442	43,664
ClubCorp Holdings, Inc.	1,042	14,953
Darden Restaurants, Inc.	641	39,511
Dave & Buster's Entertainment, Inc.	1,090	50,630
Del Taco Restaurants, Inc.	597	6,704
Denny's Corporation	406	4,243
Extended Stay America, Inc.	4,757	67,312
Fiesta Restaurant Group, Inc.	355	8,967
Habit Restaurants, Inc. (The) - Class A	1,305	19,993
Hilton Worldwide Holdings, Inc.	2,682	64,019

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Consumer Discretionary - 18.1% (Continued)
Hotels, Restaurants & Leisure - 6.0% (Continued)
Hyatt Hotels Corporation - Class A	1,224	$65,459
International Speedway Corporation - Class A	1,348	44,875
Jack in the Box, Inc.	662	65,842
La Quinta Holdings, Inc.	1,267	14,634
Las Vegas Sands Corporation	1,290	64,771
Lindblad Expeditions Holdings, Inc.	1,058	9,935
Marcus Corporation (The)	1,857	43,825
Marriott Vacations Worldwide Corporation	776	59,830
McDonald's Corporation	469	54,244
MGM Resorts International	2,818	67,322
Norwegian Cruise Line Holdings Ltd.	1,257	45,114
Panera Bread Company - Class A	359	77,957
Papa John's International, Inc.	499	37,340
Penn National Gaming, Inc.	937	13,287
Planet Fitness, Inc. - Class A	213	4,611
Red Robin Gourmet Burgers, Inc.	716	35,986
Royal Caribbean Cruises Ltd.	770	54,755
Ruth's Hospitality Group, Inc.	483	7,226
SeaWorld Entertainment, Inc.	1,269	16,510
Six Flags Entertainment Corporation	1,269	61,889
Sonic Corporation	657	18,849
Speedway Motorsports, Inc.	2,294	41,040
Starbucks Corporation	902	50,719
Texas Roadhouse, Inc.	2,022	89,514
Vail Resorts, Inc.	629	99,652
Wendy's Company (The)	6,421	65,430
Wingstop, Inc.	683	20,688
Wynn Resorts Ltd.	290	25,903
Yum! Brands, Inc.	773	70,119
Zoe's Kitchen, Inc.	413	11,246
		2,309,978
Household Durables - 2.5%
CalAtlantic Group, Inc.	2,057	75,060
Cavco Industries, Inc.	369	38,586
Century Communities, Inc.	175	3,446
D.R. Horton, Inc.	1,739	55,752
Harman International Industries, Inc.	139	11,772
Helen of Troy Ltd.	639	57,727
Installed Building Products, Inc.	1,669	55,711
Leggett & Platt, Inc.	196	10,286
Lennar Corporation - Class A	1,163	55,010
LGI Homes, Inc.	235	9,029
Libbey, Inc.	396	7,021
M/I Homes, Inc.	499	11,547

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Consumer Discretionary - 18.1% (Continued)
Household Durables - 2.5% (Continued)
MDC Holdings, Inc.	1,809	$47,233
Meritage Homes Corporation	1,135	40,747
Mohawk Industries, Inc.	328	69,792
Newell Brands, Inc.	1,376	73,038
PulteGroup, Inc.	592	12,651
Taylor Morrison Home Corporation - Class A	3,143	55,443
Tempur Sealy International, Inc.	351	27,525
Toll Brothers, Inc.	2,305	71,662
TRI Pointe Group, Inc.	2,501	33,914
Universal Electronics, Inc.	704	52,117
WCI Communities, Inc.	1,655	31,147
Whirlpool Corporation	267	47,697
		953,913
Internet & Catalog Retail - 1.4%
1-800-FLOWERS.COM, Inc. - Class A	4,949	45,729
Amazon.com, Inc.	94	72,301
Etsy, Inc.	1,914	25,762
Expedia, Inc.	491	53,578
FTD Companies, Inc.	1,520	35,720
Groupon, Inc.	16,461	87,737
Liberty Interactive Corporation - Class A	499	10,544
Liberty TripAdvisor Holdings, Inc. - Series A	1,521	31,652
Liberty Ventures - Series A	170	6,552
Netflix, Inc.	585	57,008
Overstock.com, Inc.	202	3,113
Shutterfly, Inc.	877	44,043
TripAdvisor, Inc.	845	51,545
		525,284
Leisure Products - 0.4%
Brunswick Corporation	306	14,073
Callaway Golf Company	4,991	56,997
Hasbro, Inc.	116	9,482
Mattel, Inc.	1,994	66,061
Vista Outdoor, Inc.	769	30,622
		177,235
Media - 2.0%
AMC Entertainment Holdings, Inc. - Class A	3,013	91,625
Cable One, Inc.	54	29,221
Charter Communications, Inc.	83	21,348
Cinemark Holdings, Inc.	393	15,190
DISH Network Corporation - Class A	1,127	56,609
E.W. Scripps Company (The) - Class A	2,668	45,329
Gannett Company, Inc.	288	3,436
Global Eagle Entertainment, Inc.	4,576	38,072

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Consumer Discretionary - 18.1% (Continued)
Media - 2.0% (Continued)
Liberty Braves Group - Series A	28	$471
Liberty Broadband Corporation - Series A	180	12,141
Liberty Media Group - Series A	73	1,562
Liberty SiriusXM Group - Series A	343	11,494
Live Nation Entertainment, Inc.	3,072	82,084
Loral Space & Communications, Inc.	1,033	37,663
Madison Square Garden Company (The) - Class A	55	9,936
MDC Partners, Inc. - Class A	607	7,490
New Media Investment Group, Inc.	1,314	20,998
New York Times Company (The) - Class A	3,168	40,994
News Corporation - Class A	4,705	66,152
Pandora Media, Inc.	1,967	27,538
Scholastic Corporation	1,224	49,278
Sirius XM Holdings, Inc.	8,042	33,294
Tribune Media Company - Class A	1,438	54,759
		756,684
Multi-Line Retail - 0.8%
Burlington Stores, Inc.	1,410	114,520
Dollar Tree, Inc.	793	65,581
Fred's, Inc. - Class A	2,945	33,308
Kohl's Corporation	582	25,829
Macy's, Inc.	471	17,041
Ollie's Bargain Outlet Holdings, Inc.	425	10,804
Target Corporation	409	28,708
		295,791
Specialty Retail - 2.5%
Aaron's, Inc.	239	5,822
Abercrombie & Fitch Company - Class A	2,131	37,804
Advance Auto Parts, Inc.	270	42,493
Asbury Automotive Group, Inc.	109	5,855
Ascena Retail Group, Inc.	1,212	9,866
AutoNation, Inc.	300	14,205
Barnes & Noble Education, Inc.	685	7,665
Barnes & Noble, Inc.	3,216	36,855
Cabela's, Inc.	431	21,115
CarMax, Inc.	478	28,178
Chico's FAS, Inc.	3,558	45,115
Children's Place, Inc. (The)	200	16,280
Dick's Sporting Goods, Inc.	107	6,270
Finish Line, Inc. (The) - Class A	925	22,265
Five Below, Inc.	1,362	60,691
Guess?, Inc.	475	7,899

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Consumer Discretionary - 18.1% (Continued)
Specialty Retail - 2.5% (Continued)
Haverty Furniture Companies, Inc.	674	$13,480
Home Depot, Inc. (The)	66	8,852
Lithia Motors, Inc. - Class A	579	47,924
Lowe's Companies, Inc.	792	60,636
MarineMax, Inc.	1,288	25,541
Monro Muffler Brake, Inc.	917	51,728
Murphy USA, Inc.	461	33,708
Office Depot, Inc.	4,814	17,715
O'Reilly Automotive, Inc.	49	13,718
Penske Automotive Group, Inc.	247	11,189
Restoration Hardware Holdings, Inc.	530	17,877
Shoe Carnival, Inc.	145	4,301
Signet Jewelers Ltd.	430	35,251
Sportman's Warehouse Holdings, Inc.	1,077	11,039
Staples, Inc.	5,535	47,380
Tailored Brands, Inc.	202	2,662
Tiffany & Company	161	11,491
Tile Shop Holdings, Inc.	2,998	46,619
Tractor Supply Company	616	51,713
Ulta Salon Cosmetics & Fragrance, Inc.	316	78,118
		959,320
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	593	22,641
Columbia Sportswear Company	905	50,834
Crocs, Inc.	4,657	40,236
G-III Apparel Group Ltd.	101	3,189
Hanesbrands, Inc.	2,098	55,681
Kate Spade & Company	3,358	62,660
NIKE, Inc. - Class B	996	57,409
PVH Corporation	360	38,794
Ralph Lauren Corporation	224	23,211
Sequential Brands Group, Inc.	891	6,495
Skechers U.S.A., Inc. - Class A	207	5,032
Under Armour, Inc. - Class A	1,104	43,751
Under Armour, Inc. - Class C	407	14,510
Unifi, Inc.	1,225	31,887
Vera Bradley, Inc.	178	2,663
VF Corporation	434	26,930
Wolverine World Wide, Inc.	811	19,391
		505,314
Consumer Staples - 16.3%
Beverages - 1.8%
Brown-Forman Corporation - Class B	4	194
Coca-Cola Bottling Company Consolidated	1,846	277,454

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Consumer Staples - 16.3% (Continued)
Beverages - 1.8% (Continued)
Coca-Cola Company (The)	1,939	$84,211
Coca-Cola European Partners plc	568	21,840
Constellation Brands, Inc. - Class A	563	92,360
MGP Ingredients, Inc.	974	38,902
Molson Coors Brewing Company - Class B	917	93,827
Pepsico, Inc.	712	76,006
		684,794
Food & Staples Retailing - 4.6%
Casey's General Stores, Inc.	1,914	251,327
Chefs' Warehouse, Inc. (The)	3,767	41,512
Costco Wholesale Corporation	542	87,853
Diplomat Pharmacy, Inc.	1,235	38,643
Ingles Markets, Inc. - Class A	1,271	48,082
Kroger Company (The)	1,819	58,190
Natural Grocers by Vitamin Cottage, Inc.	6,932	85,610
Performance Food Group Company	2,607	67,000
PriceSmart, Inc.	841	70,249
Smart & Final Stores, Inc.	14,686	187,687
SpartanNash Company	10,108	323,658
Sysco Corporation	1,890	98,015
United Natural Foods, Inc.	589	26,858
US Foods Holdings Corporation	2,791	67,682
Walgreens Boots Alliance, Inc.	946	76,352
Weis Markets, Inc.	4,888	248,995
		1,777,713
Food Products - 8.5%
Archer-Daniels-Midland Company	1,872	81,919
Blue Buffalo Pet Products, Inc.	1,154	29,750
Bunge Ltd.	1,021	65,242
Calavo Growers, Inc.	5,607	330,533
Campbell Soup Company	972	59,020
ConAgra Foods, Inc.	1,956	91,169
Darling Ingredients, Inc.	9,199	129,522
Dean Foods Company	11,862	204,145
Farmer Brothers Company	8,136	260,515
Flowers Foods, Inc.	1,029	15,342
Fresh Del Monte Produce, Inc.	5,340	310,628
General Mills, Inc.	100	7,082
Hain Celestial Group, Inc. (The)	3,414	125,464
Ingredion, Inc.	492	67,384
JM Smucker Company (The)	498	70,611
Kellogg Company	1,208	99,310
Kraft Heinz Company (The)	830	74,277
McCormick & Company, Inc.	1,003	102,266

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Consumer Staples - 16.3% (Continued)
Food Products - 8.5% (Continued)
Pinnacle Foods, Inc.	2,264	$114,671
Post Holdings, Inc.	2,282	193,468
Seaboard Corporation	53	171,455
Snyder's-Lance, Inc.	7,093	250,667
Tootsie Roll Industries, Inc.	3,556	135,448
TreeHouse Foods, Inc.	2,706	256,339
		3,246,227
Household Products - 0.5%
Colgate-Palmolive Company	750	55,755
Kimberly Clark Corporation	546	69,921
Spectrum Brands Holdings, Inc.	500	67,100
		192,776
Personal Products - 0.9%
Avon Products, Inc.	19,293	109,970
Edgewell Personal Care Company	2,659	212,746
Estée Lauder Companies, Inc. (The) - Class A	99	8,834
		331,550
Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Alon USA Energy, Inc.	1,448	11,845
Antero Midstream Partners, L.P.	2,438	67,191
Atlas Energy Group, LLC	2	1
Cheniere Energy Partners LP Holdings, LLC	3,697	74,642
Clean Energy Fuels Corporation	1,656	7,237
Columbia Pipeline Partners, L.P.	1,965	26,665
CONSOL Energy, Inc.	3,558	64,898
Crestwood Equity Partners, L.P.	405	8,424
CrossAmerica Partners, L.P.	4,296	111,696
CVR Refining, L.P.	1,109	7,641
DCP Midstream Partners, L.P.	2,114	69,276
Delek US Holdings, Inc.	3,306	58,020
Dominion Midstream Partners, L.P.	3,772	96,035
Enbridge Energy Partners, L.P.	3,067	71,338
EnLink Midstream Partners, L.P.	7,247	127,910
EnLink Midstream, LLC	3,397	56,560
Genesis Energy, L.P.	1,898	67,929
Green Plains, Inc.	5,065	122,978
Marathon Oil Corporation	209	3,139
Martin Midstream Partners, L.P.	1,293	25,627
MPLX, L.P.	2,194	72,687
NuStar Energy, L.P.	2,557	122,736
NuStar GP Holdings, LLC	4,623	112,293
Par Pacific Holdings, Inc.	6,905	84,517
PBF Energy, Inc. - Class A	4,272	93,557

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Energy - 5.9% (Continued)
Oil, Gas & Consumable Fuels - 5.9% (Continued)
Phillips 66	57	$4,472
Phillips 66 Partners, L.P.	165	8,163
Plains GP Holdings, L.P. - Class A	710	8,080
Rice Midstream Partners, L.P.	5,653	129,228
SemGroup Corporation - Class A	3,468	107,855
Summit Midstream Partners, L.P.	4,894	122,448
Sunoco Logistics Partners, L.P.	700	20,720
Targa Resources Corporation	1,766	76,962
TransMontaigne Partners, L.P.	1,908	79,907
Western Gas Equity Partners, L.P.	1,947	71,786
Western Gas Partners, L.P.	1,489	74,926
		2,269,389
Health Care - 19.0%
Health Care Equipment & Supplies - 13.1%
ABIOMED, Inc.	445	52,483
Accuray, Inc.	5,669	30,216
Alere, Inc.	1,734	67,851
Align Technology, Inc.	68	6,317
Analogic Corporation	1,002	89,178
AngioDynamics, Inc.	4,404	72,842
AtriCure, Inc.	6,250	96,187
Baxter International, Inc.	1,857	86,778
Becton, Dickinson and Company	791	140,173
Boston Scientific Corporation	6,256	149,018
Cantel Medical Corporation	2,049	154,925
Cardiovascular Systems, Inc.	5,556	135,955
Cerus Corporation	9,867	62,458
CONMED Corporation	1,317	53,734
Cooper Companies, Inc. (The)	896	166,584
Cynosure, Inc. - Class A	644	33,546
Dentsply Sirona, Inc.	2,086	128,206
DexCom, Inc.	2,007	182,818
Edwards Lifesciences Corporation	618	71,169
Endologix, Inc.	9,741	118,451
Glaukos Corporation	4,306	128,491
Haemonetics Corporation	3,333	123,854
Halyard Health, Inc.	2,583	94,150
Hill-Rom Holdings, Inc.	3,591	212,982
Hologic, Inc.	2,190	84,140
ICU Medical, Inc.	107	13,350
IDEXX Laboratories, Inc.	1,426	160,682
Inogen, Inc.	987	57,266
Insulet Corporation	3,720	157,468
Integer Holdings Corporation	715	17,303

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Health Care - 19.0% (Continued)
Health Care Equipment & Supplies - 13.1% (Continued)
Integra LifeSciences Holdings Corporation	2,673	$231,001
Invacare Corporation	2,639	31,325
K2M Group Holdings, Inc.	6,026	95,934
Merit Medical Systems, Inc.	4,536	109,953
Neogen Corporation	1,609	95,028
Nevro Corporation	1,952	184,327
NuVasive, Inc.	1,575	103,115
Nuvectra Corporation	239	1,637
NxStage Medical, Inc.	5,512	126,004
Orthofix International N.V.	1,218	54,944
Quidel Corporation	5,473	119,147
Spectranetics Corporation (The)	6,450	158,734
STERIS plc	197	13,924
Stryker Corporation	182	21,050
Teleflex, Inc.	854	156,359
Vascular Solutions, Inc.	1,212	58,382
West Pharmaceutical Services, Inc.	2,779	227,406
ZELTIQ Aesthetics, Inc.	3,574	136,241
Zimmer Biomet Holdings, Inc.	1,129	146,330
		5,019,416
Health Care Providers & Services - 2.3%
Acadia Healthcare Company, Inc.	2,963	151,676
Amedisys, Inc.	1,372	66,034
AmerisourceBergen Corporation	4	348
Civitas Solutions, Inc.	354	6,436
Cross Country Healthcare, Inc.	2,919	35,524
DaVita HealthCare Partners, Inc.	316	20,423
Healthways, Inc.	2,061	51,546
Henry Schein, Inc.	328	53,723
HMS Holdings Corporation	4,484	97,796
Laboratory Corporation of America Holdings	310	42,448
LifePoint Health, Inc.	2,290	129,614
Owens & Minor, Inc.	1,297	44,578
Patterson Companies, Inc.	256	11,776
PharMerica Corporation	1,544	39,002
Providence Service Corporation (The)	1,014	47,790
Team Health Holdings, Inc.	2,198	73,193
		871,907
Health Care Technology - 2.2%
Allscripts Healthcare Solutions, Inc.	11,771	151,964
athenahealth, Inc.	1,078	131,979
Castlight Health, Inc. - Class B	2,654	11,094
Cerner Corporation	1,296	83,644
Evolent Health, Inc. - Class A	2,002	49,790

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Health Care - 19.0% (Continued)
Health Care Technology - 2.2% (Continued)
HealthStream, Inc.	600	$15,954
Medidata Solutions, Inc.	4,053	219,267
Omnicell, Inc.	633	23,788
Quality Systems, Inc.	3,444	40,536
Veeva Systems, Inc. - Class A	2,847	116,499
		844,515
Pharmaceuticals - 1.4%
Abbott Laboratories	2,671	112,235
Allergan plc	326	76,460
Bristol-Myers Squibb Company	948	54,406
Eli Lilly & Company	1,327	103,174
Mallinckrodt plc	790	58,887
Merck & Company, Inc.	276	17,330
Zoetis, Inc.	1,922	98,214
		520,706
Industrials - 8.0%
Aerospace & Defense - 1.3%
AAR Corporation	809	19,909
Aerojet Rocketdyne Holdings, Inc.	1,117	20,073
AeroVironment, Inc.	733	18,134
B/E Aerospace, Inc.	532	26,893
Boeing Company (The)	422	54,628
BWX Technologies, Inc.	1,109	43,040
Cubic Corporation	374	17,511
Curtiss-Wright Corporation	298	26,790
DigitalGlobe, Inc.	621	16,823
Engility Holdings, Inc.	114	3,420
Esterline Technologies Corporation	199	15,313
HEICO Corporation	59	4,010
Hexcel Corporation	877	39,333
KLX, Inc.	289	10,791
L-3 Communications Holdings, Inc.	286	42,563
Lockheed Martin Corporation	119	28,913
Moog, Inc. - Class A	126	7,433
Orbital ATK, Inc.	133	10,032
Rockwell Collins, Inc.	159	13,307
Spirit AeroSystems Holdings, Inc. - Class A	272	12,463
TASER International, Inc.	162	4,387
Teledyne Technologies, Inc.	40	4,286
Textron, Inc.	867	35,417
Triumph Group, Inc.	483	15,388
		490,857
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.	1,634	23,660

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Industrials - 8.0% (Continued)
Air Freight & Logistics - 0.4% (Continued)
Echo Global Logistics, Inc.	803	$20,717
FedEx Corporation	390	64,323
Forward Air Corporation	32	1,475
Hub Group, Inc. - Class A	87	3,545
United Parcel Service, Inc. - Class B	297	32,438
		146,158
Building Products - 1.0%
A.O. Smith Corporation	142	13,700
Advanced Drainage Systems, Inc.	701	16,214
Apogee Enterprises, Inc.	28	1,355
Armstrong Flooring, Inc.	237	4,887
Armstrong World Industries, Inc.	754	32,776
Builders FirstSource, Inc.	231	3,174
Continental Building Products, Inc.	909	20,189
Fortune Brands Home & Security, Inc.	635	40,361
Gibraltar Industries, Inc.	653	24,919
Griffon Corporation	185	3,167
Lennox International, Inc.	260	41,878
Masonite International Corporation	391	26,092
NCI Building Systems, Inc.	1,440	21,802
Owens Corning	763	41,904
Quanex Building Products Corporation	1,004	19,407
Simpson Manufacturing Company, Inc.	180	7,898
USG Corporation	1,681	46,110
		365,833
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	649	24,941
Brady Corporation - Class A	749	25,084
Brink's Company (The)	617	22,521
Clean Harbors, Inc.	1,050	50,190
Covanta Holding Corporation	139	2,070
Ennis, Inc.	191	3,167
Essendant, Inc.	242	4,688
Healthcare Services Group, Inc.	1,329	53,652
HNI Corporation	171	9,549
InnerWorkings, Inc.	735	6,519
Interface, Inc.	133	2,351
KAR Auction Services, Inc.	1,101	46,550
McGrath RentCorp	496	15,857
Mobile Mini, Inc.	403	12,050
MSA Safety, Inc.	105	6,116
Quad/Graphics, Inc. - Class A	115	3,115
Republic Services, Inc.	1,320	66,686
Rollins, Inc.	1,065	30,352

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Industrials - 8.0% (Continued)
Commercial Services & Supplies - 1.5% (Continued)
Steelcase, Inc. - Class A	409	$6,110
Stericycle, Inc.	308	26,482
Team, Inc.	264	8,387
Tetra Tech, Inc.	325	11,473
Tyco International plc	1,543	67,398
US Ecology, Inc.	132	5,922
Viad Corporation	193	6,902
Waste Management, Inc.	1,055	67,457
		585,589
Electrical Equipment - 0.7%
Acuity Brands, Inc.	150	41,268
Atkore International Group, Inc.	163	2,914
Babcock & Wilcox Enterprises, Inc.	490	8,012
Belden, Inc.	682	50,870
Eaton Corporation plc	553	36,797
Encore Wire Corporation	39	1,510
EnerSys, Inc.	111	7,812
Franklin Electric Company, Inc.	454	17,366
Generac Holdings, Inc.	393	14,659
II-VI, Inc.	616	13,053
Powell Industries, Inc.	45	1,789
Regal-Beloit Corporation	677	41,520
Sensata Technologies Holding N.V.	795	30,274
Sunrun, Inc.	1,068	6,493
		274,337
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	27	2,831
Danaher Corporation	331	26,947
General Electric Company	2,017	63,011
Raven Industries, Inc.	1,113	27,313
		120,102
Machinery - 0.8%
Actuant Corporation - Class A	803	19,135
Albany International Corporation - Class A	505	21,377
Altra Industrial Motion Corporation	53	1,495
Astec Industries, Inc.	429	25,221
Briggs & Stratton Corporation	937	17,812
Chart Industries, Inc.	382	11,506
CIRCOR International, Inc.	407	24,037
Energy Recovery, Inc.	902	10,896
EnPro Industries, Inc.	394	21,237
ESCO Technologies, Inc.	37	1,669
Fortive Corporation	137	7,216
Gorman-Rupp Company (The)	569	15,454

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Industrials - 8.0% (Continued)
Machinery - 0.8% (Continued)
Harsco Corporation	175	$1,741
John Bean Technologies Corporation	227	15,590
Joy Global, Inc.	86	2,346
Kennametal, Inc.	495	13,840
Manitowoc Company, Inc. (The)	299	1,465
Milacron Holdings Corporation	374	6,459
Mueller Water Products, Inc. - Class A	243	2,938
NACCO Industries, Inc. - Class A	64	4,259
RBC Bearings, Inc.	253	20,010
Rexnord Corporation	130	2,874
SPX Corporation	594	11,250
SPX FLOW, Inc.	65	1,912
Tennant Company	127	8,221
Terex Corporation	122	2,962
Timken Company (The)	96	3,252
Titan International, Inc.	193	1,774
TriMas Corporation	700	13,426
Watts Water Technologies, Inc. - Class A	166	10,690
		302,064
Professional Services - 0.7%
Advisory Board Company (The)	588	24,784
CEB, Inc.	158	9,512
Equifax, Inc.	119	15,696
Insperity, Inc.	26	1,704
Kelly Services, Inc. - Class A	823	15,736
Mistras Group, Inc.	548	12,862
Nielsen Holdings plc	312	16,623
On Assignment, Inc.	424	15,989
Paylocity Holding Corporation	734	33,052
TransUnion	1,704	56,215
TrueBlue, Inc.	84	1,835
Verisk Analytics, Inc.	321	26,659
WageWorks, Inc.	336	20,762
		251,429
Road & Rail - 0.8%
CSX Corporation	1,974	55,825
Genesee & Wyoming, Inc. - Class A	807	54,868
J.B. Hunt Transport Services, Inc.	435	34,535
Kansas City Southern	405	39,171
Knight Transportation, Inc.	548	15,399
Marten Transport Ltd.	135	2,912
Norfolk Southern Corporation	180	16,902
Old Dominion Freight Line, Inc.	170	12,092
Union Pacific Corporation	526	50,249

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Industrials - 8.0% (Continued)
Road & Rail - 0.8% (Continued)
Werner Enterprises, Inc.	303	$6,993
		288,946
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	130	6,178
Beacon Roofing Supply, Inc.	1,229	56,509
BMC Stock Holdings, Inc.	999	19,920
DXP Enterprises, Inc.	51	1,432
Fastenal Company	323	13,924
Kaman Corporation	98	4,399
MRC Global, Inc.	649	9,521
Nexeo Solutions, Inc.	140	1,338
NOW, Inc.	1,401	28,917
Univar, Inc.	114	2,359
Watsco, Inc.	57	8,428
		152,925
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corporation	553	44,207
Wesco Aircraft Holdings, Inc.	1,065	14,633
		58,840
Information Technology - 11.7%
Communications Equipment - 1.8%
ADTRAN, Inc.	2,236	41,098
Arista Networks, Inc.	375	29,880
ARRIS International plc	1,305	36,631
CalAmp Corporation	198	2,887
Ciena Corporation	2,288	49,078
CommScope Holding Company, Inc.	1,003	29,659
EchoStar Corporation - Class A	1,007	39,031
Finisar Corporation	2,544	53,882
Harmonic, Inc.	1,047	4,544
Harris Corporation	693	64,435
Infinera Corporation	2,582	22,153
Ixia	3,394	39,133
Lumentum Holdings, Inc.	345	12,116
Motorola Solutions, Inc.	449	34,568
NETGEAR, Inc.	438	24,966
Oclaro, Inc.	3,311	26,091
Palo Alto Networks, Inc.	380	50,605
ShoreTel, Inc.	3,705	29,714
ViaSat, Inc.	641	48,101
Viavi Solutions, Inc.	4,495	34,971
		673,543
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corporation - Class A	1,861	115,959

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Information Technology - 11.7% (Continued)
Electronic Equipment, Instruments & Components - 2.6% (Continued)
Anixter International, Inc.	58	$3,708
Arrow Electronics, Inc.	581	38,247
Avnet, Inc.	1,036	43,180
Badger Meter, Inc.	417	27,518
Cognex Corporation	78	3,881
Coherent, Inc.	82	8,625
Corning, Inc.	8,149	184,901
CTS Corporation	1,336	25,758
Dolby Laboratories, Inc. - Class A	166	8,124
DTS, Inc.	547	18,303
FARO Technologies, Inc.	825	26,895
Flextronics International Ltd.	4,869	64,465
InvenSense, Inc.	4,864	36,188
Itron, Inc.	960	45,725
Knowles Corporation	2,809	39,045
Littelfuse, Inc.	322	40,830
Mercury Systems, Inc.	1,135	25,742
National Instruments Corporation	1,522	42,525
Novanta, Inc.	1,258	21,248
OSI Systems, Inc.	519	34,804
Trimble Navigation Ltd.	2,228	61,047
Universal Display Corporation	712	41,004
Vishay Intertechnology, Inc.	990	14,018
Zebra Technologies Corporation - Class A	532	37,219
		1,008,959
Internet Software & Services - 1.9%
Actua Corporation	685	6,973
Akamai Technologies, Inc.	97	5,325
Alphabet, Inc. - Class A	77	60,819
Bankrate, Inc.	1,248	9,784
Benefitfocus, Inc.	593	23,951
Blucora, Inc.	317	3,281
comScore, Inc.	759	23,415
Cornerstone OnDemand, Inc.	804	35,312
CoStar Group, Inc.	111	23,005
EarthLink Holdings Corporation	2,272	14,473
Envestnet, Inc.	210	8,297
Facebook, Inc. - Class A	549	69,240
Five9, Inc.	1,348	20,207
GoDaddy, Inc. - Class A	887	28,721
GTT Communications, Inc.	820	17,409
Hortonworks, Inc.	2,005	15,980
IAC/InterActiveCorporation	202	11,859

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Information Technology - 11.7% (Continued)
Internet Software & Services - 1.9% (Continued)
Instructure, Inc.	1,003	$24,002
Internap Corporation	247	590
Intralinks Holdings, Inc.	1,756	16,752
LivePerson, Inc.	527	4,105
MINDBODY, Inc. - Class A	161	2,793
New Relic, Inc.	891	32,700
PayPal Holdings, Inc.	1,356	50,375
Q2 Holdings, Inc.	1,084	30,699
Quotient Technology, Inc.	169	2,190
Rackspace Hosting, Inc.	508	15,977
Stamps.com, Inc.	172	16,636
TrueCar, Inc.	965	9,312
Twitter, Inc.	1,677	32,215
Yahoo!, Inc.	1,710	73,103
Yelp, Inc.	941	36,210
Zillow Group, Inc. - Class A	118	3,992
		729,702
IT Services - 0.9%
Acxiom Corporation	921	23,937
Black Knight Financial Services, Inc. - Class A	159	6,204
Blackhawk Network Holdings, Inc.	375	12,844
Computer Sciences Corporation	662	31,140
CoreLogic, Inc.	61	2,502
CSRA, Inc.	389	9,877
EPAM Systems, Inc.	97	6,616
Fidelity National Information Services, Inc.	499	39,586
FleetCor Technologies, Inc.	99	16,256
Gartner, Inc.	240	21,840
Genpact Ltd.	116	2,745
Global Payments, Inc.	32	2,430
Sabre Corporation	511	14,385
Square, Inc. - Class A	571	6,960
Teradata Corporation	875	27,764
Unisys Corporation	326	3,293
Vantiv, Inc. - Class A	381	20,475
VeriFone Systems, Inc.	1,640	32,570
Visa, Inc. - Class A	71	5,744
WEX, Inc.	204	20,259
Xerox Corporation	2,373	23,374
		330,801
Software - 3.8%
8x8, Inc.	169	2,242
A10 Networks, Inc.	542	5,339
Activision Blizzard, Inc.	498	20,602

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Information Technology - 11.7% (Continued)
Software - 3.8% (Continued)
Adobe Systems, Inc.	633	$64,762
Autodesk, Inc.	854	57,560
Barracuda Networks, Inc.	1,254	29,093
Blackbaud, Inc.	421	28,363
Bottomline Technologies (de), Inc.	870	20,088
BroadSoft, Inc.	305	13,942
Callidus Software, Inc.	1,413	27,299
CDK Global, Inc.	41	2,377
Citrix Systems, Inc.	513	44,734
CommerceHub, Inc. - Series A	17	251
CommerceHub, Inc. - Series C	34	501
CommVault Systems, Inc.	514	26,492
Ellie Mae, Inc.	358	35,037
FireEye, Inc.	1,381	19,831
Fortinet, Inc.	757	27,358
Gigamon, Inc.	198	8,752
Guidewire Software, Inc.	490	30,150
HubSpot, Inc.	593	33,054
Imperva, Inc.	567	25,521
Infoblox, Inc.	1,427	30,623
Interactive Intelligence Group, Inc.	720	43,092
Intuit, Inc.	469	52,270
Manhattan Associates, Inc.	46	2,784
Mentor Graphics Corporation	154	3,698
Microsoft Corporation	557	32,005
NetScout Systems, Inc.	1,657	49,014
Nuance Communications, Inc.	1,292	18,837
Paycom Software, Inc.	171	8,779
Pegasystems, Inc.	531	13,673
Proofpoint, Inc.	469	36,090
PROS Holdings, Inc.	937	18,440
PTC, Inc.	720	30,722
Rapid7, Inc.	294	5,283
RealPage, Inc.	1,075	27,671
Red Hat, Inc.	717	52,327
Rubicon Project, Inc. (The)	1,458	12,393
salesforce.com, inc.	698	55,435
ServiceNow, Inc.	334	24,272
Splunk, Inc.	453	26,383
SS&C Technologies Holdings, Inc.	655	21,582
Symantec Corporation	241	5,815
Synopsys, Inc.	304	18,024
Tableau Software, Inc. - Class A	433	25,127
Take-Two Interactive Software, Inc.	803	34,906

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Information Technology - 11.7% (Continued)
Software - 3.8% (Continued)
Tyler Technologies, Inc.	154	$25,248
Ultimate Software Group, Inc. (The)	120	25,073
Varonis Systems, Inc.	779	23,019
Verint Systems, Inc.	716	24,430
VMware, Inc. - Class A	43	3,153
Workday, Inc. - Class A	803	68,086
Workiva, Inc.	1,780	31,791
Zendesk, Inc.	1,214	37,076
Zynga, Inc. - Class A	12,066	32,940
		1,443,409
Technology Hardware, Storage & Peripherals - 0.7%
Cray, Inc.	996	22,808
Diebold, Inc.	1,371	38,470
Eastman Kodak Company	198	3,067
Electronics for Imaging, Inc.	1,057	49,764
Hewlett Packard Enterprise Company	1,553	33,358
NCR Corporation	1,353	45,799
Nimble Storage, Inc.	4,064	33,406
Pure Storage, Inc. - Class A	283	3,314
Seagate Technology plc	1,078	36,372
Stratasys Ltd.	1,043	22,258
		288,616
Materials - 10.2%
Chemicals - 6.0%
A. Schulman, Inc.	288	7,344
Air Products and Chemicals, Inc.	1,413	219,891
Albemarle Corporation	1,053	84,208
American Vanguard Corporation	2,291	38,603
Ashland, Inc.	702	82,190
Axalta Coating Systems Ltd.	1,827	52,289
Balchem Corporation	1,020	71,431
Cabot Corporation	2,039	101,665
Calgon Carbon Corporation	4,047	58,681
Celanese Corporation - Series A	1,181	76,092
CF Industries Holdings, Inc.	902	23,452
Eastman Chemical Company	203	13,782
Ecolab, Inc.	1,663	204,632
Ferro Corporation	5,610	74,837
Flotek Industries, Inc.	6,731	104,330
FMC Corporation	2,039	95,711
H.B. Fuller Company	1,168	55,457
Hawkins, Inc.	1,151	50,276
Innophos Holdings, Inc.	1,721	72,661
Intrepid Potash, Inc.	1,446	1,995

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Materials - 10.2% (Continued)
Chemicals - 6.0% (Continued)
Koppers Holdings, Inc.	196	$6,397
Kraton Performance Polymers, Inc.	1,814	65,413
Kronos Worldwide, Inc.	15,296	135,981
LSB Industries, Inc.	214	2,568
Minerals Technologies, Inc.	1,565	110,442
Mosaic Company (The)	383	11,517
OCI Partners, L.P.	436	2,524
Olin Corporation	2,068	44,752
Platform Specialty Products Corporation	513	4,643
Praxair, Inc.	1,556	189,894
Sensient Technologies Corporation	1,594	116,729
Tredegar Corporation	4,763	89,735
		2,270,122
Construction Materials - 1.4%
Eagle Materials, Inc.	1,490	119,751
GCP Applied Technologies, Inc.	103	3,014
Headwaters, Inc.	254	4,605
Martin Marietta Materials, Inc.	590	107,987
Summit Materials, Inc. - Class A	3,778	74,578
U.S. Concrete, Inc.	539	28,578
Vulcan Materials Company	1,814	206,560
		545,073
Containers & Packaging - 1.3%
AptarGroup, Inc.	458	35,715
Ball Corporation	1,312	103,897
Berry Plastics Group, Inc.	983	44,618
Graphic Packaging Holding Company	1,188	17,036
Greif, Inc. - Class A	2,827	120,515
Ingevity Corporation	99	4,394
Myers Industries, Inc.	1,257	18,038
Silgan Holdings, Inc.	1,352	65,058
Sonoco Products Company	449	23,142
WestRock Company	1,666	79,801
		512,214
Metals & Mining - 0.0% (a)
NN, Inc.	167	2,964
Reliance Steel & Aluminum Company	7	505
		3,469
Paper & Forest Products - 1.5%
Boise Cascade Company	2,283	59,906
Clearwater Paper Corporation	560	34,759
Deltic Timber Corporation	1,552	110,083
Domtar Corporation	2,177	81,246
International Paper Company	1,905	92,374

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 89.3% (Continued)	Shares	Value
Materials - 10.2% (Continued)
Paper & Forest Products - 1.5% (Continued)
KapStone Paper and Packaging Corporation	1,736	$30,397
Louisiana-Pacific Corporation	5,905	115,029
P.H. Glatfelter Company	1,583	35,095
Schweitzer-Mauduit International, Inc.	92	3,614
		562,503
Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. - Class A	1,366	29,984

Total Common Stocks (Proceeds $31,669,961)		$34,124,910

RIGHTS - 0.0% (a)	Shares	Value
Par Pacific Holdings, Inc. (Proceeds $1,091)	6,905	$269

WARRANTS - 0.0% (a)	Shares	Value
BioTime, Inc. (Proceeds $2)	1	$1

Total Securities Sold Short - 89.3% (Proceeds $31,671,054)		$34,125,180

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

1.	Securities Valuation

Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Ultimus Managers Trust.  Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of August 31, 2016:

Barrow Value Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$34,621,458	$-	$-	$34,621,458
Money Market Funds	313,629	-	-	313,629
Total	$34,935,087	$-	$-	$34,935,087

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Barrow Long/Short Opportunity Fund	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$49,437,633	$0	(a)	$-	$49,437,633
Money Market Funds	5,634,956	-		-	5,634,956
Total	$55,072,589	$0	(a)	$-	$55,072,589

Other Financial Instruments
Common Stocks – Sold Short	$(34,124,910)	$-		$-	$(34,124,910)
Rights – Sold Short	(269)	-		-	(269)
Warrants - Sold Short	(1)	-		-	(1)
Total	$(34,125,180)	$-		$-	$(34,125,180)

(a)	Barrow Long/Short Opportunity Fund holds a Level 2 security which is valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type.  As of August 31, 2016, the Funds did not have any transfers between Levels.  There were no Level 3 securities or derivative instruments held by the Funds as of August 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2016:

	Barrow Value Oppurtinity Fund	Barrow Long/Short Opportunity Fund

Tax cost of portfolio investments	$31,143,801	$51,069,586

Gross unrealized appreciation	$5,282,733	$5,873,170
Gross unrealized depreciation	(1,491,447)	(1,870,167)
Net unrealized appreciation on investments	$3,791,286	$4,003,003

Net unrealized depreciation on securities sold short	$-	$(3,020,432)

As of August 31, 2016, the proceeds from securities sold short on a tax basis is $31,104,748 for Barrow Long/Short Opportunity Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Borrowings

Each Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected.  As of August 31, 2016, Barrow Long/Short Opportunity Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure
Consumer Discretionary	26.2%	(18.1%)	8.1%
Consumer Staples	25.3%	(16.3%)	9.0%

As shown above, although Barrow Long/Short Opportunity Fund has greater than 25% of its net assets invested in long positions in the sectors noted, each sector exposure is mitigated by short positions.  As part of the Fund’s principal investment strategies, the Adviser monitors the Fund’s net sector exposure to ensure the Fund’s portfolio is not significantly concentrated.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

CORPORATE BONDS - 96.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 12.0%
Avis Budget Car Rental, LLC	5.500%	04/01/23	$70,000	$72,800
Cinemark USA, Inc.	4.875%	06/01/23	65,000	66,950
Constellation Brands, Inc.	4.750%	12/01/25	54,000	59,029
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	162,467
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	61,350
Regal Entertainment Group	5.750%	02/01/25	65,000	66,462
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	65,000	71,175
Service Corp. International	7.500%	04/01/27	55,000	64,625
Tenneco, Inc.	5.375%	12/15/24	55,000	58,850
Tenneco, Inc.	5.000%	07/15/26	15,000	15,487
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	192,719
United Rentals, Inc.	5.875%	09/15/26	25,000	26,125
Walt Disney Co. (The)	2.350%	12/01/22	100,000	103,910
				1,021,949
Consumer Staples - 4.1%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	102,266
B&G Foods, Inc.	4.625%	06/01/21	58,000	60,103
Ingles Markets Inc.	5.750%	06/15/23	60,000	62,739
Spectrum Brands, Inc.	6.625%	11/15/22	50,000	53,750
Wal-Mart Stores, Inc.	2.550%	04/11/23	65,000	67,740
				346,598
Energy - 12.6%
Apache Corp.	3.250%	04/15/22	109,000	112,119
Chevron Corp.	2.355%	12/05/22	150,000	153,840
Chevron Corp.	2.954%	05/16/26	100,000	104,423
Cloud Peak Energy Resources, LLC	8.500%	12/15/19	12,000	7,740
Cloud Peak Energy Resources, LLC	6.375%	03/15/24	29,000	14,935
Exxon Mobil Corp.	3.043%	03/01/26	250,000	265,786
Halliburton Co.	3.500%	08/01/23	175,000	181,291
Sabine Pass Liquefaction, LLC	5.625%	04/15/23	59,000	62,393
Schlumberger Ltd.	3.650%	12/01/23	150,000	163,540
				1,066,067
Financials - 19.7%
Aircastle Ltd.	5.500%	02/15/22	58,000	63,292
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	100,000	105,370
Berkshire Hathaway, Inc.	3.125%	03/15/26	125,000	132,804
Branch Banking & Trust Co.	3.625%	09/16/25	150,000	161,020
Corrections Corp. of America	5.000%	10/15/22	70,000	65,275
Corrections Corp. of America	4.625%	05/01/23	10,000	8,950
International Lease Finance Corp.	5.875%	08/15/22	150,000	169,875
Morgan Stanley	3.700%	10/23/24	175,000	185,899
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	150,000	161,940
Progressive Corp. (The)	2.450%	01/15/27	75,000	74,762

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 19.7% (Continued)
Simon Property Group, L.P.	3.750%	02/01/24	$150,000	$164,019
U.S. Bancorp	2.950%	07/15/22	175,000	182,412
Wells Fargo & Co.	4.125%	08/15/23	175,000	191,186
				1,666,804
Health Care - 4.6%
DaVita HealthCare Partners, Inc.	5.000%	05/01/25	80,000	81,280
HCA Holdings, Inc.	5.375%	02/01/25	60,000	61,875
HCA Holdings, Inc.	5.875%	02/15/26	10,000	10,587
HealthSouth Corp.	5.750%	11/01/24	60,000	62,520
HealthSouth Corp.	5.750%	09/15/25	10,000	10,513
PerkinElmer, Inc.	5.000%	11/15/21	150,000	165,038
				391,813
Industrials - 15.5%
General Dynamics Corp.	2.250%	11/15/22	150,000	153,922
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	65,046	65,615
Iron Mountain, Inc.	5.750%	08/15/24	70,000	73,017
L-3 Communications Corp.	3.950%	05/28/24	195,000	209,468
Raytheon Co.	2.500%	12/15/22	150,000	156,270
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	157,862
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	35,151	36,688
United Airlines, Inc., Class A Pass-Through Certificates, Series 2014-2	3.750%	03/03/28	194,181	205,589
United Rentals North America, Inc.	5.500%	07/15/25	60,000	62,100
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-2	6.750%	12/03/22	33,905	36,999
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	139,346	152,758
				1,310,288
Information Technology - 8.5%
Apple Inc.	3.250%	02/23/26	205,000	219,403
Equinix, Inc.	5.375%	04/01/23	55,000	58,437
Equinix, Inc.	5.875%	01/15/26	20,000	21,837
Hewlett-Packard Co.	4.375%	09/15/21	150,000	161,977
Intel Corp.	2.700%	12/15/22	150,000	157,112
Microsoft Corp.	2.400%	08/08/26	100,000	100,660
				719,426
Materials - 4.3%
Graphic Packaging International, Inc.	4.750%	04/15/21	55,000	59,194
Graphic Packaging International, Inc.	4.125%	08/15/24	15,000	15,187
Huntsman International, LLC	4.875%	11/15/20	75,000	78,188
Praxair, Inc.	2.200%	08/15/22	150,000	152,536

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.8% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 4.3% (Continued)
Vulcan Materials Co.	7.150%	11/30/37	$50,000	$61,250
				366,355
Telecommunication Services - 12.2%
AT&T, Inc.	2.625%	12/01/22	140,000	141,780
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	65,000	69,306
CenturyLink, Inc.	5.800%	03/15/22	5,000	5,192
Comcast Corp.	3.600%	03/01/24	80,000	88,051
Comcast Corp.	3.150%	03/01/26	115,000	121,931
Frontier Communications Corp.	11.000%	09/15/25	15,000	16,256
Frontier Communications Corp.	9.000%	08/15/31	55,000	53,625
Lamar Media Corp.	5.000%	05/01/23	52,000	55,250
Level 3 Financing, Inc.	5.375%	05/01/25	60,000	63,225
Mediacom, LLC/Mediacom Capital Corp.	5.500%	04/15/21	17,000	17,659
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	50,000	52,562
Mediacom, LLC/Mediacom Capital Corp.	6.375%	04/01/23	10,000	10,650
Qwest Corp.	6.750%	12/01/21	150,000	167,661
T-Mobile USA, Inc.	6.500%	01/15/24	55,000	59,331
Verizon Communications, Inc.	5.150%	09/15/23	25,000	29,301
Zayo Group, LLC	6.375%	05/15/25	80,000	84,717
				1,036,497
Utilities - 3.3%
AES Corp. (The)	5.500%	03/15/24	43,000	44,828
AES Corp. (The)	5.500%	04/15/25	30,000	30,913
Amerigas Finance, LLC	5.875%	08/20/26	70,000	75,250
Calpine Corp.	5.750%	01/15/25	65,000	65,000
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	60,900
				276,891

Total Investments at Value - 96.8% (Cost $7,932,544)				$8,202,688

Other Assets in Excess of Liabilities - 3.2%				274,504

Net Assets - 100.0%				$8,477,192

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
 August 31, 2016 (Unaudited)

1.	Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$8,202,688	$-	$8,202,688

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of August 31, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2016:

Tax cost of portfolio investments	$7,932,544
Gross unrealized appreciation	$305,204
Gross unrealized depreciation	(35,060)
Net unrealized appreciation on investments	$270,144

GALAPAGOS PARTNERS SELECT FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCKS — 88.6%	Shares	Value
Consumer Discretionary — 14.8%
Auto Components — 2.2%
Metaldyne Performance Group, Inc.	4,365	$69,273

Automobiles — 2.1%
General Motors Company	2,063	65,851

Internet & Catalog Retail — 2.2%
Amazon.com, Inc. (a)	91	69,994

Multi-line Retail — 2.1%
Target Corporation	927	65,066

Specialty Retail — 6.2%
Foot Locker, Inc.	1,102	72,335
GameStop Corporation - Class A	4,237	120,288
		192,623
Consumer Staples — 3.9%
Food & Staples Retailing — 3.9%
Kroger Company (The)	1,817	58,126
Wal-Mart Stores, Inc.	902	64,439
		122,565
Energy — 12.3%
Oil, Gas & Consumable Fuels — 12.3%
Energy Transfer Equity, L.P.	5,786	103,569
Enterprise Products Partners, L.P.	8,185	216,084
Valero Energy Corporation	1,184	65,534
		385,187
Financials — 17.6%
Banks — 7.2%
Great Western Bancorp, Inc.	2,744	93,955
JPMorgan Chase & Company	991	66,892
Sierra Bancorp	3,530	64,352
		225,199

GALAPAGOS PARTNERS SELECT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.6% (Continued)	Shares	Value
Financials — 17.6% (Continued)
Insurance —2.1%
AmTrust Financial Services, Inc.	2,414	$63,947

Real Estate Investment Trusts (REITs) —5.5%
Ares Commercial Real Estate Corporation	5,761	72,416
RMR Group, Inc. (The) - Class A	2,571	99,112
		171,528
Thrifts & Mortgage Finance — 2.8%
Essent Group Ltd. (a)	3,273	86,996

Health Care — 10.8%
Biotechnology — 3.9%
Gilead Sciences, Inc.	747	58,550
United Therapeutics Corporation (a)	517	63,219
		121,769
Health Care Providers & Services — 2.2%
AmerisourceBergen Corporation	775	67,402

Life Sciences Tools & Services — 4.7%
ICON plc (a)	1,024	78,633
INC Research Holdings, Inc. - Class A (a)	1,570	68,499
		147,132
Industrials — 12.1%
Aerospace & Defense — 9.3%
Boeing Company (The)	717	92,816
Huntington Ingalls Industries, Inc.	431	71,188
Lockheed Martin Corporation	245	59,528
Spirit AeroSystems Holdings, Inc. - Class A (a)	1,487	68,134
		291,666

GALAPAGOS PARTNERS SELECT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.6% (Continued)	Shares	Value
Industrials — 12.1% (Continued)
Industrial Conglomerates— 2.2%
3M Company	376	$67,394

Marine — 0.6%
Pangaea Logistics Solutions Ltd. (a)	6,700	17,420

Information Technology — 14.3%
Communications Equipment — 2.8%
F5 Networks, Inc. (a)	699	85,788

IT Services — 3.1%
CGI Group, Inc. - Class A (a)	1,838	89,492
Leidos Holdings, Inc.	172	6,968
		96,460
Semiconductors & Semiconductor Equipment — 2.3%
Texas Instruments, Inc.	1,051	73,087

Software — 6.1%
Check Point Software Technologies Ltd. (a)	744	57,095
CyberArk Software Ltd. (a)	1,415	74,712
FireEye, Inc. (a)	3,993	57,339
		189,146
Utilities — 2.8%
Gas Utilities — 2.8%
Star Gas Partners, L.P.	9,831	87,889

Total Common Stocks (Cost $2,563,831)		$2,763,382

EXCHANGE-TRADED FUNDS — 5.8%	Shares	Value
Energy — 4.0%
Alerian MLP ETF	9,915	$124,235

Index — 1.8%
Credit Suisse VelocityShares Daily 2x VIX Short-Term ETN (a)	2,633	57,320

Total Exchange-Traded Funds (Cost $180,545)		$181,555

GALAPAGOS PARTNERS SELECT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 3.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio -
Institutional Shares, 0.22% (b) (Cost $106,924)	106,924	$106,924

Total Investments at Value — 97.8% (Cost $2,851,300)		$3,051,861

Other Assets in Excess of Liabilities — 2.2%		68,953

Net Assets — 100.0%		$3,120,814

ETF - Exchange-Traded Fund.
ETN - Exchange-Traded Note.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2016.

See accompanying notes to Schedule of Investments.

GALAPAGOS PARTNERS SELECT FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

1.	Securities Valuation

Galapagos Partners Select Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with the procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$2,763,382	$-	$-	$2,763,382
Exchange-Traded Funds	181,555	-	-	181,555
Money Market Funds	106,924	-	-	106,924
Total	$3,051,861	$-	$-	$3,051,861

As of August 31, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

GALAPAGOS PARTNERS SELECT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2016:

Tax cost of portfolio investments	$2,864,648

Gross unrealized appreciation	$269,571
Gross unrealized depreciation	(82,358)

Net unrealized appreciation	$187,213

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Consumer Discretionary - 18.6%
Auto Components - 7.3%
Goodyear Tire & Rubber Company (The)	840,496	$24,668,558
Johnson Controls, Inc.	908,367	39,859,144
Tenneco, Inc. (a)	188,534	10,525,853
		75,053,555
Household Durables - 3.8%
Whirlpool Corporation	215,334	38,467,266

Internet & Catalog Retail - 3.0%
Liberty Interactive Corporation QVC Group - Series A (a)	1,446,569	30,566,003

Media - 4.5%
Comcast Corporation - Class A	698,470	45,582,152

Energy - 10.5%
Energy Equipment & Services - 2.8%
National Oilwell Varco, Inc.	858,037	28,778,561

Oil, Gas & Consumable Fuels - 7.7%
EOG Resources, Inc.	465,624	41,203,068
Suncor Energy, Inc.	1,356,025	36,761,838
		77,964,906
Financials - 16.7%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	358,372	36,224,242

Insurance - 13.2%
Aflac, Inc.	646,384	47,948,765
Assurant, Inc.	217,841	19,507,662
Lincoln National Corporation	703,649	33,796,261
Willis Towers Watson plc	265,042	32,867,858
		134,120,546
Health Care - 8.4%
Health Care Providers & Services - 8.4%
Aetna, Inc.	408,778	47,876,079
Anthem, Inc.	301,611	37,725,504
		85,601,583
Industrials - 11.3%
Construction & Engineering - 1.3%
AECOM (a)	423,984	13,071,427

Electrical Equipment - 4.2%
Eaton Corporation plc	640,566	42,623,261

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 11.3% (Continued)
Road & Rail - 2.8%
Avis Budget Group, Inc. (a)	327,870	$11,845,943
Hertz Global Holdings, Inc. (a)	339,249	16,711,406
		28,557,349
Trading Companies & Distributors - 3.0%
AerCap Holdings N.V. (a)	654,786	26,171,796
MRC Global, Inc. (a)	326,513	4,789,946
		30,961,742
Information Technology - 29.8%
Communications Equipment - 1.3%
ARRIS International plc (a)	461,000	12,940,270

Electronic Equipment, Instruments & Components - 8.4%
Corning, Inc.	1,987,540	45,097,282
TE Connectivity Ltd.	630,214	40,062,704
		85,159,986
IT Services - 3.5%
Western Union Company (The)	1,656,862	35,655,670

Semiconductors & Semiconductor Equipment - 8.0%
Broadcom Ltd.	391,045	68,988,159
Microsemi Corporation (a)	310,614	12,412,135
		81,400,294
Software - 4.3%
Symantec Corporation	1,820,759	43,934,915

Technology Hardware, Storage & Peripherals - 4.3%
NCR Corporation (a)	528,612	17,893,516
Western Digital Corporation	560,117	26,140,661
		44,034,177
Materials - 4.0%
Chemicals - 3.1%
Celanese Corporation - Series A	478,284	30,815,838

Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	520,563	9,333,695

Total Common Stocks (Cost $925,419,409)		$1,010,847,438

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.22% (b) (Cost $7,211,462)	7,211,462	$7,211,462

Total Investments at Value - 100.0% (Cost $932,630,871)		$1,018,058,900

Liabilities in Excess of Other Assets – (0.0%) (c)		(322,628)

Net Assets - 100.0%		$1,017,736,272

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2016.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCKS - 102.8%	Shares	Value
Consumer Discretionary - 19.8%
Auto Components - 7.8%
Goodyear Tire & Rubber Company (The) (a)	1,288	$37,803
Johnson Controls, Inc. (a)	1,248	54,762
Tenneco, Inc. (b)	283	15,800
		108,365
Household Durables - 4.0%
Whirlpool Corporation	315	56,272

Internet & Catalog Retail - 3.3%
Liberty Interactive Corporation QVC Group - Series A (a) (b)	2,156	45,556

Media - 4.7%
Comcast Corporation - Class A (a)	995	64,934

Energy - 9.1%
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc. (a)	871	29,213

Oil, Gas & Consumable Fuels - 7.0%
EOG Resources, Inc. (a)	585	51,767
Suncor Energy, Inc. (a)	1,657	44,921
		96,688
Financials - 17.5%
Capital Markets - 3.7%
Ameriprise Financial, Inc. (a)	509	51,450

Insurance - 13.8%
Aflac, Inc. (a)	921	68,320
Assurant, Inc. (a)	352	31,521
Lincoln National Corporation	1,021	49,039
Willis Towers Watson plc (a)	346	42,907
		191,787
Health Care - 9.5%
Health Care Providers & Services - 9.5%
Aetna, Inc. (a)	583	68,281
Anthem, Inc. (a)	507	63,416
		131,697
Industrials - 12.1%
Construction & Engineering - 1.3%
AECOM (a) (b)	577	17,789

Electrical Equipment - 4.0%
Eaton Corporation plc (a)	842	56,027

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 102.8% (Continued)	Shares	Value
Industrials - 12.1% (Continued)
Road & Rail - 3.2%
Avis Budget Group, Inc. (a) (b)	527	$19,040
Hertz Global Holdings, Inc. (a) (b)	522	25,714
		44,754
Trading Companies & Distributors - 3.6%
AerCap Holdings N.V. (a) (b)	1,052	42,049
MRC Global, Inc. (a) (b)	508	7,452
		49,501
Information Technology - 30.1%
Communications Equipment - 1.4%
ARRIS International plc (b)	703	19,733

Electronic Equipment, Instruments & Components - 9.2%
Corning, Inc. (a)	2,880	65,347
TE Connectivity Ltd. (a)	975	61,981
		127,328
IT Services - 4.1%
Western Union Company (The) (a)	2,662	57,286

Semiconductors & Semiconductor Equipment - 6.6%
Broadcom Ltd. (a)	411	72,509
Microsemi Corporation (b)	466	18,621
		91,130
Software - 4.6%
Symantec Corporation (a)	2,628	63,414

Technology Hardware, Storage & Peripherals - 4.2%
NCR Corporation (b)	836	28,299
Western Digital Corporation (a)	656	30,615
		58,914
Materials - 4.7%
Chemicals - 3.6%
Celanese Corporation - Series A (a)	774	49,869

Containers & Packaging - 1.1%
Owens-Illinois, Inc. (a) (b)	824	14,774

Total Common Stocks (Cost $1,488,385)		$1,426,481

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.22% (c) (Cost $53,018)	53,018	$53,018

Total Investments at Value - 106.6% (Cost $1,541,403)		$1,479,499

Liabilities in Excess of Other Assets (d) - (6.6%)		(91,919)

Net Assets - 100.0%		$1,387,580

(a)	All or a portion of the shares have been committed as collateral for open short positions (Note 4).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2016.
(d)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 51.6%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	1,017	$81,929
Energy Select Sector SPDR® Fund (The)	997	68,334
Financial Select Sector SPDR® Fund (The)	5,457	134,024
Health Care Select Sector SPDR® Fund (The)	1,121	81,564
Industrial Select Sector SPDR® Fund (The)	2,615	153,213
Materials Select Sector SPDR® Fund (The)	561	27,276
Technology Select Sector SPDR® Fund (The)	3,622	170,198
Total Securities Sold Short - 51.6% (Proceeds $679,090)		$716,538

See accompanying notes to Schedules of Investments.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (individually, a “Fund” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund’s investments and securities sold short. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of August 31, 2016:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,010,847,438	$-	$-	$1,010,847,438
Money Market Funds	7,211,462	-	-	7,211,462
Total	$1,018,058,900	$-	$-	$1,018,058,900

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,426,481	$-	$-	$1,426,481
Money Market Funds	53,018	-	-	53,018
Total	$1,479,499	$-	$-	$1,479,499

Other Financial Instruments
Exchange-Traded Funds – Sold Short	$(716,538)	$-	$-	$(716,538)

Refer to the Funds’ Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by sector or industry type. As of August 31, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2016:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund

Tax cost of portfolio investments	$946,778,101	$1,541,403

Gross unrealized appreciation	$129,296,578	$124,338
Gross unrealized depreciation	(58,015,779)	(186,242)
Net unrealized appreciation (depreciation) on investments	$71,280,799	$(61,904)

Net unrealized depreciation on securities sold short	$-	$(37,984)

As of August 31, 2016, the proceeds from securities sold short on a tax basis is $678,554 for Lyrical U.S. Hedged Value Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities, are described in each Fund’s prospectus. Among these risks are those associated with concentration of investments within a particular business sector and, in the case of Lyrical U.S. Hedged Value Fund, short positions in exchange-traded funds (“ETFs”).

Sector Risk – If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2016, Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund had 29.8% and 30.1%, respectively, of the value of its net assets invested in stocks within the Information Technology sector.

Short Positions in Exchange-Traded Funds – Lyrical U.S. Hedged Value Fund may sell securities short. To the extent the Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Lyrical Asset Management LP (the Fund’s adviser) to accurately anticipate the future value of a security. The Fund may take short positions in shares of ETFs, which are subject to additional risks including premium or discount risk (when the market value of an ETF’s shares trade at a premium or discount to the ETF’s net asset value) and index-tracking risk. As of August 31, 2016, Lyrical U.S. Hedged Value Fund held short positions in ETFs representing 51.6% of the value of its net assets.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 32.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 27.5%
U.S. Treasury Notes	0.750%	10/31/17	$5,300,000	$5,302,072
U.S. Treasury Notes	0.625%	04/30/18	60,000	59,848
U.S. Treasury Notes	0.625%	06/30/18	1,290,000	1,286,271
U.S. Treasury Notes	1.000%	03/15/19	85,000	85,292
U.S. Treasury Notes	0.875%	04/15/19	135,000	134,989
U.S. Treasury Notes	1.125%	05/31/19	930,000	936,176
U.S. Treasury Notes	1.000%	11/30/19	250,000	250,235
U.S. Treasury Notes	1.375%	08/31/20	165,000	166,708
U.S. Treasury Notes	1.375%	09/30/20	170,000	171,713
U.S. Treasury Notes	1.375%	10/31/20	6,580,000	6,644,517
U.S. Treasury Notes	1.125%	02/28/21	285,000	284,622
U.S. Treasury Notes	1.375%	04/30/21	1,460,000	1,472,661
U.S. Treasury Notes	2.250%	04/30/21	160,000	167,737
U.S. Treasury Notes	1.375%	05/31/21	870,000	877,816
U.S. Treasury Notes	1.125%	06/30/21	250,000	249,267
U.S. Treasury Notes	1.125%	07/31/21	500,000	498,360
U.S. Treasury Notes	2.125%	09/30/21	360,000	375,750
U.S. Treasury Notes	1.625%	11/15/22	680,000	690,359
U.S. Treasury Notes	1.625%	05/15/26	90,000	90,341
U.S. Treasury Notes	1.500%	08/15/26	385,000	382,549
				20,127,283
U.S. Treasury Bonds - 5.1%
U.S. Treasury Bonds	4.500%	02/15/36	1,235,000	1,765,567
U.S. Treasury Bonds	4.250%	05/15/39	810,000	1,130,140
U.S. Treasury Bonds	3.000%	11/15/45	260,000	302,992
U.S. Treasury Bonds	2.500%	02/15/46	145,000	153,207
U.S. Treasury Bonds	2.500%	05/15/46	330,000	349,271
				3,701,177

Total U.S. Treasury Obligations (Cost $23,342,372)				$23,828,460

MORTGAGE-BACKED SECURITIES - 23.7%	Coupon	Maturity	Par Value	Value
Commercial - 12.7%
Commercial Mortgage Trust, Series 2012-CR4, Class D, 144A (a)	4.572%	10/15/45	$390,000	$382,172
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	49,000	51,622

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 23.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 12.7% (Continued)
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	$452,794	$450,760
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.360%	08/15/48	808,687	611,412
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D (a)	4.211%	06/15/57	260,000	195,337
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A (a)	3.189%	07/15/22	540,000	541,731
Drive Auto Receivables Trust, Series 2016-BA, Class D, 144A	4.530%	08/15/23	980,000	1,004,067
FREMF Mortgage Trust, Series 2013-K24, Class C, 144A (a)	3.501%	11/25/45	530,000	514,206
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C19, Class C (a)	4.674%	04/15/47	240,000	255,903
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-LC9, Class E, 144A (a)	4.415%	12/15/47	711,000	679,792
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-C28, Class C (a)	4.239%	10/15/48	755,000	715,193
Starwood Retail Property Trust, Series 2014-STAR, Class C, 144A (a)	2.981%	11/15/27	45,000	44,270
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	5.887%	01/10/45	1,000,000	1,096,872
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM	5.383%	12/15/43	240,000	242,648
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B	2.967%	08/15/49	210,000	214,448
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 144A (a)	5.601%	02/15/44	500,000	527,859
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class D, 144A (a)	4.453%	12/15/45	985,000	949,376
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class D (a)	3.907%	09/15/57	1,000,000	775,997
				9,253,665

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 23.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.6%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	$381,826	$400,555
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	274,661	288,123
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	123,919	137,598
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	204,613	219,764
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	225,024	234,667
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	426,589	443,199
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	165,717	175,022
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	723,175	773,635
				2,672,563
Federal National Mortgage Association - 7.2%
Federal National Mortgage Association, Series 2015-M7, Class AB2	2.502%	12/25/24	80,000	81,876
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	266,207	280,043
Federal National Mortgage Association, Pool #AB5490	3.000%	06/01/27	94,595	99,382
Federal National Mortgage Association, Pool #AO7976	3.000%	06/01/27	96,620	101,539
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,581,632	1,672,789
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	207,325	217,219
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	424,018	440,969
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	184,034	191,427
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	420,152	436,988
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	775,322	820,098
Federal National Mortgage Association, Pool #AE0443	6.500%	06/01/43	28,331	32,576

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 23.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 7.2% (Continued)
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	$187,383	$200,314
Federal National Mortgage Association, Pool #AS1338	5.000%	12/01/43	246,952	273,359
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	114,304	121,831
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	84,159	91,504
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	219,425	229,449
				5,291,363
Government National Mortgage Association - 0.2%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	115,026	125,933

Total Mortgage-Backed Securities (Cost $17,177,358)				$17,343,524

ASSET-BACKED SECURITIES - 9.0%	Coupon	Maturity	Par Value	Value
American Credit Acceptance Receivables Trust, Series 2016-3, Class B, 144A	2.870%	08/12/22	$455,000	$454,048
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D	3.070%	11/09/20	240,000	243,418
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D	3.000%	06/08/21	570,000	578,934
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D	3.590%	06/08/21	275,000	283,208
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D	2.710%	09/08/22	400,000	401,043
Avis Budget Rental Car Funding (AESOP), LLC, Series 2012-3A, Class B, 144A	3.040%	03/20/19	50,000	50,253
Cronos Containers Program Ltd., Series 2013-1A, Class A, 144A	3.080%	04/18/28	26,667	25,427
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 144A	3.500%	08/15/49	260,000	206,659
MVW Owner Trust, Series 2013-1A, Class B, 144A	2.740%	04/22/30	15,262	15,312

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 9.0% (Continued)	Coupon	Maturity	Par Value	Value
Santander Drive Auto Receivables Trust, Series 2015-1, Class D	3.240%	04/15/21	$150,000	$151,855
Santander Drive Auto Receivables Trust, Series 2015-3, Class D	3.490%	05/17/21	1,280,000	1,309,665
Santander Drive Auto Receivables Trust, Series 2015-4, Class D	3.530%	08/16/21	130,000	133,659
Santander Drive Auto Receivables Trust, Series 2016-1, Class D	4.020%	04/15/22	600,000	628,471
Santander Drive Auto Receivables Trust, Series 2016-2, Class D(a)	3.390%	04/15/22	290,000	296,546
Shops at Crystals Trust, Series 2016-CSTL, Class D, 144A	3.855%	07/05/36	510,000	496,848
Sierra Receivables Funding Company, LLC, Series 2013-3A, Class B, 144A	2.700%	10/20/30	227,623	228,329
Sierra Receivables Funding Company, LLC, Series 2014-2A, Class B	2.400%	06/20/31	95,085	95,050
Structured Agency Credit Risk Debt Notes, Series 15-DN1, Class M2 (a)	2.924%	01/25/25	629,077	635,071
Structured Agency Credit Risk Debt Notes, Series 15-DNA1, Class M2 (a)	2.337%	10/25/27	115,000	116,387
Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M2 (a)	2.687%	10/25/28	180,000	183,278
Total Asset-Backed Securities (Cost $6,413,908)				$6,533,461

CORPORATE BONDS - 32.2%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.7%
Comcast Corporation	3.600%	03/01/24	$510,000	$560,769
Lowe's Companies, Inc.	3.700%	04/15/46	315,000	329,156
Mattel, Inc.	2.350%	08/15/21	250,000	249,913
Priceline Group, Inc. (The)	3.600%	06/01/26	320,000	336,667
Time Warner, Inc.	2.950%	07/15/26	120,000	122,507
Under Armour, Inc.	3.250%	06/15/26	415,000	420,297
				2,019,309
Consumer Staples - 2.1%
Bunge Ltd. Finance Corporation	3.250%	08/15/26	360,000	362,601
Kraft Heinz Foods Company	5.200%	07/15/45	370,000	444,208
Sysco Corporation	4.500%	04/01/46	340,000	378,958
Walgreens Boots Alliance, Inc.	3.100%	06/01/23	360,000	371,512
				1,557,279

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.2% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 2.3%
Chevron Corporation	1.561%	05/16/19	$250,000	$251,761
Columbia Pipeline Group, Inc.	4.500%	06/01/25	295,000	319,247
Kinder Morgan Energy Partners	3.500%	09/01/23	270,000	267,586
ONEOK Partners, L.P.	3.375%	10/01/22	15,000	15,114
Phillips 66	4.875%	11/15/44	330,000	369,676
Shell International Finance B.V.	4.000%	05/10/46	350,000	366,771
Sunoco Logistics Partners Operations, L.P.	5.350%	05/15/45	40,000	41,349
Total Capital Canada Ltd.	1.550%	06/28/17	40,000	40,155
				1,671,659
Financials - 13.9%
American International Group, Inc.	3.900%	04/01/26	335,000	352,029
AvalonBay Communities, Inc.	2.950%	05/11/26	195,000	197,250
Bank of America Corporation	1.650%	03/26/18	715,000	718,453
Bank of America Corporation	7.625%	06/01/19	175,000	201,135
Bank of America Corporation	5.875%	01/05/21	135,000	155,636
Bank of America Corporation	3.500%	04/19/26	340,000	355,180
Bear Stearns Companies, LLC	7.250%	02/01/18	320,000	345,585
BNP Paribas	2.400%	12/12/18	1,210,000	1,228,864
Boston Properties, L.P.	2.750%	10/01/26	265,000	262,478
Citigroup, Inc.	2.050%	12/07/18	105,000	105,770
Citigroup, Inc.	3.300%	04/27/25	185,000	191,217
Citigroup, Inc.	4.600%	03/09/26	370,000	397,925
Citigroup, Inc.	4.450%	09/29/27	325,000	342,850
General Electric Capital Corporation	6.750%	03/15/32	280,000	400,466
Goldman Sachs Group, Inc.	2.625%	01/31/19	300,000	307,822
Goldman Sachs Group, Inc.	2.750%	09/15/20	190,000	195,273
Goldman Sachs Group, Inc.	3.750%	02/25/26	225,000	238,374
Hospitality Properties Trust	4.500%	03/15/25	290,000	295,179
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	117,014
Huntington Bancshares, Inc.	2.300%	01/14/22	225,000	224,119
JP Morgan Chase & Company	2.250%	01/23/20	1,045,000	1,059,638
Loews Corporation	3.750%	04/01/26	320,000	341,829
Morgan Stanley	5.550%	04/27/17	285,000	292,986
Morgan Stanley	3.125%	07/27/26	185,000	187,162
Morgan Stanley	3.950%	04/23/27	175,000	182,148
Stifel Financial Corporation	3.500%	12/01/20	90,000	91,485
Voya Financial, Inc.	3.650%	06/15/26	200,000	201,713
Voya Financial, Inc.	4.800%	06/15/46	370,000	377,000
Wells Fargo & Company	2.100%	07/26/21	395,000	397,051

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.2% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 13.9% (Continued)
Wells Fargo & Company	4.300%	07/22/27	$370,000	$408,816
				10,172,447
Health Care - 4.5%
Abbvie, Inc.	4.450%	05/14/46	80,000	85,917
Actavis Funding SCS	3.450%	03/15/22	25,000	26,185
Actavis Funding SCS	4.750%	03/15/45	405,000	444,290
Actavis, Inc.	1.875%	10/01/17	630,000	632,834
Aetna, Inc.	3.200%	06/15/26	80,000	81,331
Aetna, Inc.	4.375%	06/15/46	280,000	290,498
Amgen, Inc.	2.200%	05/22/19	125,000	127,683
Amgen, Inc.	4.400%	05/01/45	395,000	424,607
Biogen, Inc.	4.050%	09/15/25	385,000	419,142
Celgene Corporation	3.875%	08/15/25	10,000	10,809
Celgene Corporation	5.000%	08/15/45	185,000	213,958
Express Scripts Holding Company	3.000%	07/15/23	75,000	76,242
Medtronic, Inc.	2.500%	03/15/20	30,000	31,078
Medtronic, Inc.	3.500%	03/15/25	135,000	146,424
Mylan N.V., 144A	3.950%	06/15/26	180,000	185,602
Teva Pharmaceutical Finance Netherlands III B.V.	3.150%	10/01/26	85,000	85,584
Welltower, Inc.	2.250%	03/15/18	25,000	25,229
				3,307,413
Industrials - 1.1%
Caterpillar Financial Services Corporation	2.400%	08/09/26	260,000	259,156
Fedex Corporation	4.550%	04/01/46	80,000	88,871
Glencore Funding, LLC, 144A	2.500%	01/15/19	64,000	63,440
Lockheed Martin Corporation	3.800%	03/01/45	355,000	368,914
				780,381
Information Technology - 1.6%
Apple, Inc.	3.850%	08/04/46	75,000	78,268
Fidelity National Information Services, Inc.	3.000%	08/15/26	75,000	74,750
Lam Research Corporation	3.450%	06/15/23	270,000	276,954
Microsoft Corporation	3.700%	08/08/46	360,000	374,062
Motorola Solutions, Inc.	3.750%	05/15/22	270,000	277,371
Oracle Corporation	2.400%	09/15/23	75,000	75,679
				1,157,084

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.2% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 1.2%
Ecolab, Inc.	1.450%	12/08/17	$125,000	$125,357
LyondellBasell Industries N.V.	5.000%	04/15/19	65,000	69,974
Monsanto Company	5.500%	08/15/25	315,000	367,682
Southern Copper Corporation	3.875%	04/23/25	290,000	290,255
				853,268
Telecommunication Services - 1.8%
AT&T, Inc.	4.600%	02/15/21	315,000	346,501
AT&T, Inc.	4.500%	05/15/35	385,000	407,670
Comcast Corporation	4.250%	01/15/33	100,000	112,352
Verizon Communications, Inc.	4.500%	09/15/20	15,000	16,536
Verizon Communications, Inc.	6.550%	09/15/43	256,000	347,656
Verizon Communications, Inc.	4.125%	08/15/46	75,000	75,309
				1,306,024
Utilities - 1.0%
Buckeye Partners, L.P.	6.050%	01/15/18	305,000	320,758
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	126,289
Duke Energy Corporation	3.750%	09/01/46	75,000	75,752
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	66,181
PacifiCorp	4.100%	02/01/42	105,000	117,846
				706,826

Total Corporate Bonds (Cost $22,757,017)				$23,531,690

INTERNATIONAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $124,438)	4.000%	10/02/23	$120,000	$130,350

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.22% (b) (Cost $1,273,422)	1,273,422	$1,273,422

Total Investments at Value - 99.4% (Cost $71,088,515)		$72,640,907

Other Assets in Excess of Liabilities - 0.6%		418,640

Net Assets - 100.0%		$73,059,547

144A-
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $7,917,023 at August 31, 2016, representing 10.8% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of August 31, 2016.
(b)	The rate shown is the 7-day effective yield as of August 31, 2016.

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 5.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 1.9%
U.S. Treasury Notes	1.625%	05/15/26	$620,000	$622,349
U.S. Treasury Notes	1.500%	08/15/26	460,000	457,071
				1,079,420
U.S. Treasury Bonds - 3.7%
U.S. Treasury Bonds	2.500%	02/15/46	1,230,000	1,299,620
U.S. Treasury Bonds	2.500%	05/15/46	760,000	804,383
				2,104,003

Total U.S. Treasury Obligations (Cost $3,158,793)				$3,183,423

MUNICIPAL BONDS - 8.6%	Coupon	Maturity	Par Value	Value
Bay Area, CA, Toll Authority Toll Bridge, Revenue	6.263%	04/01/49	$500,000	$777,805
California State, Build America Bonds, General Obligation	7.550%	04/01/39	500,000	814,740
New York City Transitional Finance Authority Build America Bonds, Revenue	5.508%	08/01/37	200,000	266,458
New York City Water & Sewer System, Build America Bonds, Revenue	5.750%	06/15/41	485,000	690,131
New York State Dormitory Authority, Build America Bonds, Revenue	5.389%	03/15/40	400,000	537,124
Port Authority of New York & New Jersey Bonds, Revenue	4.926%	10/01/51	430,000	553,389
San Diego County, CA, Water Authority Financing Agency, Revenue, Series B,	6.138%	05/01/49	430,000	625,856
University of California, Revenue	4.131%	05/15/45	540,000	606,836
Total Municipal Bonds (Cost $4,522,440)				$4,872,339

CORPORATE BONDS - 80.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 13.1%
21st Century Fox America, Inc.	4.950%	10/15/45	$720,000	$844,705
Annheuser-Busch InBev SA/NV	4.900%	02/01/46	750,000	909,694
Comcast Corporation	4.250%	01/15/33	850,000	954,993
Comcast Corporation	3.200%	07/15/36	75,000	74,865
Hasbro, Inc.	6.350%	03/15/40	300,000	370,991
Home Depot, Inc.	4.250%	04/01/46	540,000	627,833

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.8% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 13.1% (Continued)
Johnson (S.C.) & Son, Inc., 144A	4.800%	09/01/40	$105,000	$121,792
Johnson (S.C.) & Son, Inc., 144A	4.350%	09/30/44	460,000	513,089
Lowe's Companies, Inc.	6.650%	09/15/37	493,000	715,240
Macy's Retail Holdings, Inc.	6.650%	07/15/24	255,000	304,552
Newell Brands, Inc.	5.500%	04/01/46	605,000	749,391
Time Warner, Inc.	7.700%	05/01/32	410,000	586,109
Time Warner, Inc.	6.750%	06/15/39	200,000	246,492
Viacom, Inc.	5.250%	04/01/44	400,000	409,881
				7,429,627
Consumer Staples - 2.8%
Bunge Ltd. Finance Corporation	3.250%	08/15/26	500,000	503,613
PepsiCo, Inc.	4.450%	04/14/46	455,000	547,674
Wal-Mart Stores, Inc.	4.300%	04/22/44	455,000	543,965
				1,595,252
Energy - 6.0%
Energy Transfer Partners, L.P.	6.050%	06/01/41	50,000	51,625
Energy Transfer Partners, L.P.	6.500%	02/01/42	600,000	647,750
Enterprise Products Operating, L.P.	5.100%	02/15/45	220,000	243,109
Exxon Mobil Corporation	4.114%	03/01/46	530,000	607,807
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	325,000	353,542
Marathon Petroleum Corporation	5.850%	12/15/45	215,000	227,018
Petroleos Mexicanos	5.500%	06/27/44	530,000	503,500
Shell International Finance B.V.	4.375%	05/11/45	340,000	376,269
Statoil ASA	3.950%	05/15/43	65,000	68,994
Williams Partners, L.P.	4.000%	09/15/25	315,000	315,435
				3,395,049
Financials - 22.1%
Alleghany Corporation	4.900%	09/15/44	525,000	552,957
Citigroup, Inc.	4.450%	09/29/27	660,000	696,250
FMR, LLC, 144A	6.500%	12/14/40	445,000	601,631
GE Capital International Funding Company	4.418%	11/15/35	960,000	1,098,073
Goldman Sachs Group, Inc.	4.250%	10/21/25	125,000	132,701
Goldman Sachs Group, Inc.	4.750%	10/21/45	710,000	812,452
Health Care REIT, Inc.	4.000%	06/01/25	450,000	481,812
Hospitality Properties Trust	4.650%	03/15/24	630,000	646,341
Host Hotels & Resorts, L.P.	4.000%	06/15/25	500,000	514,590
HSBC Bank USA	5.875%	11/01/34	500,000	618,448
JPMorgan Chase & Company	3.900%	07/15/25	845,000	915,928
Lincoln National Corporation	7.000%	06/15/40	480,000	624,693

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 22.1% (Continued)
MetLife, Inc.	4.875%	11/13/43	$450,000	$506,485
Nationwide Financial Services, Inc., 144A	5.300%	11/18/44	480,000	530,561
Pacific LifeCorp, 144A	5.125%	01/30/43	490,000	542,684
Protective Life Corporation	8.450%	10/15/39	365,000	521,527
Santander Issuances S.A.	5.179%	11/19/25	400,000	415,171
Societe Generale S.A., 144A	4.750%	11/24/25	310,000	326,103
Teachers Insurance & Annuity Association of America, 144A	4.900%	09/15/44	750,000	855,900
Visa, Inc.	4.150%	12/14/35	230,000	264,335
Wells Fargo & Company	4.300%	07/22/27	750,000	828,680
Wells Fargo & Company	3.900%	05/01/45	105,000	111,413
				12,598,735
Health Care - 8.9%
AbbVie, Inc.	4.300%	05/14/36	490,000	517,870
Aetna, Inc.	4.375%	06/15/46	450,000	466,872
Amgen, Inc.	5.150%	11/15/41	275,000	315,839
Baxalta, Inc.	4.000%	06/23/25	500,000	530,995
Celgene Corporation	5.000%	08/15/45	390,000	451,046
Gilead Sciences, Inc.	4.750%	03/01/46	110,000	128,004
Koninklijke Philips N.V.	5.000%	03/15/42	300,000	340,975
Merck & Company, Inc.	3.700%	02/10/45	295,000	315,921
Novartis Capital Corporation	4.000%	11/20/45	370,000	424,039
Pfizer, Inc.	4.400%	05/15/44	220,000	256,763
Stryker Corporation	4.625%	03/15/46	440,000	501,580
UnitedHealth Group, Inc.	4.750%	07/15/45	650,000	805,433
				5,055,337
Industrials - 2.0%
Ford Motor Company	4.750%	01/15/43	270,000	292,085
General Electric Company	4.500%	03/11/44	200,000	236,309
Grainger (W.W.), Inc.	3.750%	05/15/46	100,000	105,868
Mosaic Company	5.625%	11/15/43	450,000	493,656
				1,127,918
Information Technology - 6.1%
Apple, Inc.	4.500%	02/23/36	150,000	173,337
Apple, Inc.	3.450%	02/09/45	1,000,000	983,403
HP Enterprise Company, 144A	6.350%	10/15/45	250,000	258,038
Intel Corporation	4.900%	07/29/45	85,000	103,282
Intel Corporation	4.100%	05/19/46	345,000	376,611
KLA-Tencor Corporation	5.650%	11/01/34	400,000	446,535
Lam Research Corporation	3.800%	03/15/25	275,000	287,544

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.8% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 6.1% (Continued)
Oracle Corporation	3.850%	07/15/36	$315,000	$332,176
Oracle Corporation	6.500%	04/15/38	355,000	501,047
				3,461,973
Materials - 2.4%
BHP Billiton Finance USA Ltd.	5.000%	09/30/43	365,000	435,866
Burlington Resources Finance Company	7.200%	08/15/31	400,000	523,901
Southern Copper Corporation	5.875%	04/23/45	420,000	426,583
				1,386,350
Telecommunication Services - 4.7%
AT&T, Inc.	4.500%	05/15/35	1,500,000	1,588,323
Motorola Solutions, Inc.	5.500%	09/01/44	305,000	296,338
Verizon Communications	4.400%	11/01/34	750,000	797,548
				2,682,209
Utilities - 12.7%
Buckeye Partners, L.P.	5.600%	10/15/44	585,000	591,225
Commonwealth Edison Company	3.650%	06/15/46	225,000	237,658
Consolidated Edison Company	4.500%	12/01/45	500,000	587,102
Consolidated Edison Company	3.850%	06/15/46	225,000	242,824
DTE Electric Company	3.700%	06/01/46	440,000	474,286
Duke Energy Progress, Inc.	4.375%	03/30/44	700,000	811,186
Électricité de France S.A., 144A	4.875%	01/22/44	750,000	839,752
Exelon Generation Company, LLC	5.600%	06/15/42	325,000	347,521
Florida Power & Light Company	5.950%	10/01/33	350,000	469,747
Pacific Gas & Electric Company	6.050%	03/01/34	340,000	458,180
PacifiCorp	6.250%	10/15/37	375,000	526,750
Public Service Electric & Gas Company	3.950%	05/01/42	170,000	189,916
Sourthern California Edison Company	4.650%	10/01/43	160,000	197,038
Southwestern Public Service Company	4.500%	08/15/41	575,000	674,378
Virginia Electric & Power Company	6.350%	11/30/37	425,000	595,068
				7,242,631

Total Corporate Bonds (Cost $41,974,077)				$45,975,081

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

INTERNATIONAL BONDS - 3.3%	Coupon	Maturity	Par Value	Value
Republic of Colombia	5.000%	06/15/45	$375,000	$406,406
Republic of Turkey	4.250%	04/14/26	500,000	491,535
United Mexican States	4.750%	03/08/44	919,000	1,012,049
Total International Bonds (Cost $1,667,193)				$1,909,990

MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.22% (a) (Cost $360,085)	360,085	$360,085

Total Investments at Value - 98.9% (Cost $51,682,588)		$56,300,918

Other Assets in Excess of Liabilities - 1.1%		605,371

Net Assets - 100.0%		$56,906,289

144A-
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $4,589,550 at August 31, 2016, representing 8.1% of net assets.

(a)	The rate shown is the 7-day effective yield as of August 31, 2016.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Funds’ adviser), under the general supervision of the Board. Exchange-traded funds (“ETFs”), if any, are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2016 by security type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$23,828,460	$-	$23,828,460
Mortgage-Backed Securities	-	17,343,524	-	17,343,524
Asset-Backed Securities	-	6,533,461	-	6,533,461
Corporate Bonds	-	23,531,690	-	23,531,690
International Bonds	-	130,350	-	130,350
Money Market Funds	1,273,422	-	-	1,273,422
Total	$1,273,422	$71,367,485	$-	$72,640,907

RYAN LABS FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,183,423	$-	$3,183,423
Municipal Bonds	-	4,872,339	-	4,872,339
Corporate Bonds	-	45,975,081	-	45,975,081
International Bonds	-	1,909,990	-	1,909,990
Money Market Funds	360,085	-	-	360,085
Total	$360,085	$55,940,833	$-	$56,300,918

As of August 31, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2016:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Tax cost of portfolio investments	$71,092,492	$51,692,271
Gross unrealized appreciation	$1,664,330	$4,626,559
Gross unrealized depreciation	(115,915)	(17,912)
Net unrealized appreciation on investments	$1,548,415	$4,608,647

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 85.2%	Shares	Value

Emerging Market Debt - 11.0%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	4,396	$515,299
Market Vectors Emerging Markets High Yield Bond ETF	29,475	716,537
PowerShares Emerging Markets Sovereign Debt Portfolio	24,277	742,391
		1,974,227
Real Estate Investment Trusts (REITs) - 1.1%
SPDR® Dow Jones REIT ETF	200	20,044
Vanguard REIT ETF	2,000	177,940
		197,984
U.S. Fixed Income - 73.1%
iShares® iBoxx $ High Yield Corporate Bond ETF	5,210	451,759
iShares® iBoxx $ Investment Grade Corporate Bond ETF	11,540	1,429,691
iShares® TIPS Bond ETF	23,026	2,671,937
PowerShares Senior Loan Portfolio	142,631	3,313,318
SPDR® Barclays High Yield Bond ETF	23,423	855,877
SPDR® Barclays Short Term High Yield Bond ETF	34,234	941,777
Vanguard Mortgage-Backed Securities ETF	100	5,385
Vanguard Short-Term Corporate Bond ETF	38,607	3,115,971
Vanguard Short-Term Inflation-Protected Securities ETF *	5,934	292,190
		13,077,905

Total Exchange-Traded Funds (Cost $14,891,212)		$15,250,116

MONEY MARKET FUNDS - 9.8%	Shares	Value

Fidelity Institutional Money Market Government Portfolio -
Class I, 0.26%(a)	1,623,573	$1,623,573
Invesco Short-Term Investments Trust - Treasury Portfolio -
Institutional Shares, 0.22%(a)	128,572	128,572
Total Money Market Funds (Cost $1,752,145)		$1,752,145

Total Investments at Value - 95.0% (Cost $16,643,357)		$17,002,261

Other Assets in Excess of Liabilities - 5.0%		888,267

Net Assets - 100.0%		$17,890,528

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2016.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2016 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)

Commodity Futures
COMEX miNY Gold Future	9/28/2016	3	$196,200	$(6,167)
E-Mini Crude Oil Future	9/19/2016	1	22,388	(1,002)
Total Commodity Futures			218,588	(7,169)

Index Futures
E-Mini Dow CBOT DJIA Future	9/16/2016	4	367,720	3,097
E-Mini Nasdaq 100 Future	9/16/2016	1	95,505	(617)
E-Mini S&P 500® Future	9/16/2016	7	759,500	1,236
Total Index Futures			1,222,725	3,716

Treasury Futures
5-Year U.S. Treasury Note Future	12/30/2016	13	1,575,133	(934)

Total Futures Contracts			$3,016,446	$(4,387)

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
August 31, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation

Treasury Futures
10-Year U.S. Treasury Note Future	12/20/2016	12	$1,569,750	$2,121

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$15,250,116	$-	$-	$15,250,116
Money Market Funds	1,752,145	-	-	1,752,145
Total	$17,002,261	$-	$-	$17,002,261

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts	$(4,387)	$-	$-	$(4,387)
Futures Contracts Sold Short	2,121	-	-	2,121
Total	$(2,266)	$-	$-	$(2,266)

As of August 31, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of August 31, 2016:

Cost of portfolio investments	$16,933,418

Gross unrealized appreciation	$279,257
Gross unrealized depreciation	(210,414)

Net unrealized appreciation	$68,843

The difference between the federal income tax cost of portfolio investments and Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

4.   Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2016, the Fund had 85.2% of the value of its net assets invested in ETFs.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.   Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses.  The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary
Date	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund

Date	October 26, 2016

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management Funds: Broadmarket Strategic Income Fund

Date	October 26, 2016

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund

Date	October 26, 2016

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund

Date	October 26, 2016

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer of Wavelength Interest Rate Neutral Fund

Date	October 26, 2016

By (Signature and Title)*		/s/ Henry M.T. Jones
Henry M.T. Jones, Principal Executive Officer of Galapagos Partners Select Fund

Date	October 26, 2016

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund

By (Signature and Title)		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	October 26, 2016

* Print the name and title of each signing officer under his or her signature.